As filed with the Securities and Exchange Commission on April 8, 2003
                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|
                      Pre-Effective Amendment No.  __                        |_|
                      Post-Effective Amendment No. 83                        |X|
                                                   --
                                       and


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|



                                Amendment No. 85                             |X|
                                              --


                              --------------------

                               THE RBB FUND, INC.


               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (302) 792-2555

                                                      Copies to:
          TIMOTHY K. BIEDRZYCKI                       MICHAEL P. MALLOY, ESQUIRE
                PFPC Inc.                             Drinker Biddle & Reath LLP
           400 Bellevue Parkway                            One Logan Square
           Wilmington, DE 19809                         18th & Cherry Streets
 (Name and Address of Agent for Service)             Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

     |_| immediately upon filing pursuant to paragraph (b)
     |_| on (date) pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1)
     |_| on (date) pursuant to paragraph (a)(1)
     |X| 75 days after filing pursuant to paragraph (a)(2)
     |_| on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


  Title of Securities Being Registered..................Shares of Common Stock

                        [LOGO]                       DRAFT

                              SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS, DATED JUNE 23, 2003

    INFORMATION CONTAINED HEREIN PERTAINING TO THE CU MEMBERS' LIQUIDITY FUND
         OF THE RBB FUND, INC. IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE RBB FUND, INC. REGISTRATION STATEMENT
    RELATING TO SHARES OF THE CU MEMBERS' LIQUIDITY FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SHARES OF THE CU MEMBERS' LIQUIDITY FUND MAY NOT BE SOLD NOR MAY OFFERS TO BUY SHARES OF SUCH FUND BE ACCEPTED
       PRIOR TO THE TIME THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BY ANY SALE
     OF SHARES OF THE CU MEMBERS' LIQUIDITY FUND IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO THE REGISTRATION OR
           QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                           CU MEMBERS' LIQUIDITY FUND

                              OF THE RBB FUND, INC.

         This prospectus gives vital information about the CU Members' Liquidity Fund (the "Fund"), advised by WesCorp Investment Services, LLC ("WINSERV" or the "Adviser"), including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest and keep it on hand for future reference.


         Please note that this Fund:

         o  is not a bank deposit;
         o  is not federally insured;
         o is not an obligation of, or guaranteed or endorsed by Western Corporate Federal Credit Union, PFPC Trust Company or any other bank;
         o is not a credit union share or deposit and is not insured by the National Credit Union Share Insurance Fund or any other government agency;
         o is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency;
         o  is not guaranteed to achieve its goals;
         o may not be able to maintain a stable $1 share price and you may lose money.

--------------------------------------------------------------------------------
THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEC, HOWEVER, HAS NOT JUDGED THESE SECURITIES FOR THEIR INVESTMENT MERIT AND HAS NOT DETERMINED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS                                                         June 23, 2003

TABLE OF CONTENTS
-----------------

INTRODUCTION TO THE RISK/RETURN SUMMARY........................................3

DESCRIPTION OF CU MEMBERS' LIQUIDITY FUND......................................4

         Investment Objective..................................................4

         Primary Investment Strategies.........................................4

         Key Risks.............................................................6

         Risk/Return Information...............................................7

         Expenses and Fees.....................................................8

FINANCIAL HIGHLIGHTS...........................................................9

MANAGEMENT....................................................................10

         Investment Adviser...................................................10

         Service Provider Chart...............................................11

SHAREHOLDER INFORMATION.......................................................12

         Pricing Shares.......................................................12

         Purchase of Shares...................................................12

         Redemption of Shares.................................................14

         Dividends and Distributions..........................................16

         Taxes    ............................................................16

DISTRIBUTION ARRANGEMENTS.....................................................16

RETIREMENT PLANS..............................................................17

FOR MORE INFORMATION................................................. BACK COVER

INTRODUCTION TO THE RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

         This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the CU Members' Liquidity Fund of The RBB Fund, Inc. (the "Company").

         The class of common stock of the Company offered by this Prospectus represents interests in the Fund. This Prospectus and the Statement of Additional Information incorporated herein relate solely to the Fund.

         This Prospectus has been organized so that there is a short section with important facts about the Fund's objective, strategies, risks, and expenses. Once you read this short section, read the sections about purchase and redemption of shares of the Fund ("Shares").

DESCRIPTION OF CU MEMBERS' LIQUIDITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

         The Fund seeks to generate current income, to provide liquidity and to protect your investment. The Fund may change its investment objective without shareholder approval.

PRIMARY INVESTMENT STRATEGIES

         To achieve this objective, the Fund invests in a diversified portfolio of short term, high quality U.S. dollar-denominated instruments, including government, depository institution, commercial and other obligations.

         Specifically, the Fund may invest in:

         1) Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.

         2) Securities issued or guaranteed by state or local governmental bodies.

         3)   Dollar-denominated  securities  issued or  guaranteed  by  foreign
              governments   or  their   political   subdivisions,   agencies  or
              authorities.

         4)   Repurchase agreements relating to the above instruments.

         5) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign depository institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).

         6) High quality commercial paper and other obligations issued or guaranteed (or otherwise supported) by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's or F-2 or higher by Fitch, as well as high quality corporate bonds rated AA (or Aa) or higher at the time of purchase by those rating agencies. These ratings must be provided by at least two rating agencies or by the only rating agency providing a rating.

         7) Unrated notes, paper and other instruments that are determined by the investment adviser to be of comparable quality to the instruments described above.

         8)   Mortgage-backed securities.

         9) Asset-backed securities (including interests in pools of assets such as automobile loans, installment purchase obligations and credit card receivables).

         10)  Registered investment companies.

SIDE NOTES:

                              IMPORTANT DEFINITIONS

ASSET-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as automobile loans, installment sale contracts or credit card receivables.

MORTGAGE-BACKED SECURITIES: Debt securities that are backed by a pool of mortgage loans.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

LIQUIDITY: Liquidity is the ability to convert investments easily into cash without losing a significant amount of money in the process.

NET ASSET VALUE (NAV): The value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors.

REPURCHASE AGREEMENT: A special type of a short-term investment. A dealer sells securities to a portfolio and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

END SIDE NOTES.

         The Fund seeks to maintain a net asset value of $1.00 per share.

         QUALITY. Under guidelines established by the Company's Board of Directors, the Fund will only purchase securities if such securities or their issuers have (or such securities are guaranteed or otherwise supported by entities which have) short-term debt ratings at the time of purchase in the two highest rating categories from at least two national rating agencies, or one such rating if the security is rated by only one agency. Securities that are unrated must be determined to be of comparable quality.

MATURITY. The dollar-weighted average maturity of all the investments of the Fund will be 90 days or less. Only those securities which have remaining maturities of 397 days or less

(except for certain variable and floating rate instruments and securities collateralizing repurchase agreements) will be purchased.

KEY RISKS

         The value of money market investments tends to fall when current interest rates rise. Money market investments are generally less sensitive to interest rate changes than longer-term securities.

         The Fund's securities may not earn as high a level of income as longer term or lower quality securities, which generally have greater risk and more fluctuation in value.

         The obligations of foreign banks and other foreign issuers may involve certain risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.

         Unrated notes, paper and other instruments may be subject to the risk that an issuer may default on its obligation to pay interest and repay principal.

         The obligations issued or guaranteed by state or local government bodies may be issued by entities in the same state and may have interest which is paid from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may impact the Fund.

         Treasury obligations differ only in their interest rates, maturities and time of issuance. These differences could result in fluctuations in the value of such securities depending upon the market. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit. The U.S. Government gives no assurances that it will provide financial support to its agencies and authorities if it is not obligated by law to do so. Default in these issuers could negatively impact the Fund.

         The Fund's investment in mortgage-backed or asset-backed securities may be negatively impacted by interest rate fluctuations or when an issuer pays principal on an obligation held by the Fund earlier or later than expected. These events may affect their value and the return on your investment.

         The Fund could lose money if a seller under a repurchase agreement defaults or declares bankruptcy.

         The Fund may purchase variable and floating rate instruments. Like all debt instruments, their value is dependent on the credit paying ability of the issuer. If the issuer were unable to make interest payments or default, the value of the securities would decline. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

         ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. WHEN YOU INVEST IN THIS FUND YOU ARE NOT MAKING A BANK DEPOSIT. YOUR INVESTMENT IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, OR BY ANY BANK OR GOVERNMENTAL AGENCY.


RISK/RETURN INFORMATION

         Performance is not shown because the Fund has not commenced operations as of the date of this prospectus.

EXPENSES AND FEES

         As a shareholder you pay certain fees and expenses. Annual Fund operating expenses are paid out of Fund assets and are reflected in the Fund's share price.

         The table below describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
(Expenses that are deducted from Fund assets)

Management Fees 1.............................................         ____%

Distribution and Service (12b-1) Fees 2.......................         ____%

Other Expenses 3..............................................         ____%

Total Annual Fund Operating Expenses 4........................         ____%
                                                                       =====

* The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

SIDE NOTES:

                              IMPORTANT DEFINITIONS

MANAGEMENT FEES: Fees paid to the investment adviser for the portfolio management services.

DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

OTHER EXPENSES: Include administration, transfer agency, custody, shareholder servicing, professional fees and registration fees.


END SIDE NOTES

1. WINSERV has voluntarily undertaken that a portion of its management fee will not be imposed on the Fund during the current fiscal year ending August 31, 2003. As a result of the fee waiver, current management fees of the Fund are ____% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the Fund's consent.

2. "Distribution and Service (12b-1) Fees" for the current fiscal year are expected to be less than the amounts shown above because PFPC Distributors, Inc. is waiving a portion of its fees and/or reimbursing the Fund for certain distribution and service expenses. As a result of these fee waivers and/or reimbursements, "Distribution and Service (12b-1) Fees" of the Fund are estimated to be ___%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the Fund's consent.

3. "Other Expenses" are based on estimates for the current fiscal year. "Other Expenses" include shareholder servicing fees, and such fees are paid to certain financial institutions that provide administrative services to their customers who own Fund shares. Shareholder servicing fees may be paid up to ___% (on an annualized basis) of the net asset value of such shares. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.

4. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual Fund operating expenses, which are estimated to be incurred during the current fiscal year, are ____%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of WINSERV or PFPC Distributors, Inc.

         EXAMPLE

         The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                        1 YEAR             3 YEARS
                                        ------             -------

CU MEMBERS'                              $__                 $__
LIQUIDITY FUND


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

         No financial highlights are shown because the Fund has not commenced operations as of the date of this prospectus.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

         WesCorp Investment Services, LLC ("WINSERV"), a wholly owned subsidiary of Western Corporate Federal Credit Union serves as investment adviser and is responsible for all purchases and sales of the Fund's securities. WINSERV provides investment advisory services to credit unions. WINSERV was organized in 2000 and has its principal offices at 924 Overland Court, San Dimas, CA 91773. Pursuant to an Investment Advisory Contract, WINSERV is entitled to be paid ___% of the Fund's average net assets.

         The following chart shows the Fund's other service providers and includes their addresses and principal activities.



                                                  ======================================
                                                               SHAREHOLDERS
                                                  ======================================

                  ==========================================                ==========================================
Distribution                                                                             TRANSFER AGENT
And
Shareholder                                                                                 PFPC INC.
Services                    PRINCIPAL DISTRIBUTOR                                     400 BELLEVUE PARKWAY
                                                                                      WILMINGTON, DE 19809
                           PFPC DISTRIBUTORS, INC.
                               760 MOORE ROAD                                Handles shareholder services, including
                          KING OF PRUSSIA, PA 19406                              record-keeping and statements,
                                                                            distribution of dividends and processing
                       Distributes shares of the Fund.                              of buy and sell requests.
                  ==========================================                ==========================================

                  ==========================================                ==========================================
Asset                                                                                       CUSTODIAN
Management
                                                                                       PFPC TRUST COMPANY
                             INVESTMENT ADVISER                                      8800 TINICUM BOULEVARD
                                                                                            SUITE 200
                      WESCORP INVESTMENT SERVICES, LLC                               PHILADELPHIA, PA 19153
                             924 OVERLAND COURT
                             SAN DIMAS, CA 91773                              Holds the Fund's assets, settles all
                                                                              portfolio trades and collects most of
                       Manages the Fund's business and                           the valuation data required for
                           investment activities.                            calculating the Fund's net asset value
                                                                                            ("NAV").
                  ==========================================                ==========================================

                  ==========================================                ==========================================

                  ==========================================
Fund                       ADMINISTRATOR AND FUND
Operations                    ACCOUNTING AGENT

                                  PFPC INC.
                            400 BELLEVUE PARKWAY
                            WILMINGTON, DE 19809

                       Provides facilities, equipment and
                      personnel to carry out administrative
                        services related to the Fund and
                    calculates the Fund's NAV, dividends and
                               distributions.
                  ==========================================

                                                  ======================================
                                                           BOARD OF DIRECTORS
                                                    Supervises the Fund's activities.
                                                  ======================================

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING SHARES

         The price of your  shares is also  referred  to as the net asset  value
(NAV).

         The NAV is determined at 4:00 p.m., Eastern Time, each day on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open. It is calculated by dividing the Fund's total assets, less its liabilities, by the number of shares outstanding.

         During certain emergency closings of the NYSE, however, the Fund may open for business if it can maintain its operations. In this event, the Fund will determine its NAV as described above. To determine if the Fund is open for business on a day the NYSE is closed for an emergency, please contact us by calling the telephone number listed on the last page.

         On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will process purchase and redemption orders received after the Fund's closing time on the next business day.

         The Fund values its securities using amortized cost. This method values a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of changing interest rates.

PURCHASE OF SHARES

         GENERAL. Shares may be purchased through credit unions or broker-dealers. Shares may also be purchased directly from the Fund's transfer agent. The minimum initial investment is $1,000. There is no minimum subsequent investment. The Company in its sole discretion may accept or reject any order for purchases of the Fund.

         Purchases will be effected at the net asset value next determined after PFPC Inc. ("PFPC"), the Company's transfer agent, has received a purchase order in good order and the Company's custodian has Federal Funds immediately available to it. In those cases where payment is made by check, Federal Funds will generally become available two Business Days after the check is received. A "Business Day" is any day that both the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia are open. On any Business Day, orders which are accompanied by Federal Funds and received by the Company by 2:00 p.m. Eastern Time will be executed as of 4:00 p.m. on that Business Day. Orders which are accompanied by Federal Funds and received by the Company after 2:00 p.m., Eastern Time, and orders as to which payment has been converted to Federal Funds after the close of regular trading on the NYSE on a Business Day will be processed as of 4:00 p.m. Eastern Time on the following Business Day.

         PURCHASES THROUGH AN ACCOUNT WITH YOUR CREDIT UNION OR BROKER-DEALER. Shares may be purchased through your credit union or broker-dealer (a credit union or broker-dealer is a "Service Organization"). To purchase shares of the Fund, contact your Service Organization and follow the procedures and requirements established by your Service Organization. Confirmations of Share transactions will be sent to you by your Service Organization. Beneficial ownership of the Fund will be recorded by your Service Organization and reflected in your account statements. If you wish to purchase Shares of the Fund, contact your Service Organization.

         Your Service Organization may impose minimum customer account requirements. Even if your Service Organization does not impose a sales charge for purchases of Fund Shares, depending upon the terms of your account, your Service Organization may charge account fees for automatic investment and other cash management services. You should obtain information concerning these minimum account requirements, services and any charges from your Service Organization before you authorize the initial purchase of Shares. This Prospectus should be read in conjunction with any information you receive from your Service Organization.

         Your Service Organization may have available an automatic "sweep" arrangement. If you request the sweep arrangement, all cash balances in your account are moved into the Fund on a daily basis by your Service Organization. Your Service Organization is responsible for sending your order to the Fund's transfer agent and for wiring payment to the Fund's transfer agent.

         DIRECT PURCHASES OF FUND SHARES. You may also purchase Shares directly from the Fund at the NAV per share next calculated after your order is received by the transfer agent in proper form. After an initial purchase is made, the transfer agent will set up an account for you on the Fund's records, which will show all of your transactions and the balance of the shares you own. Confirmation of Share purchases will be sent directly to you.

         You may make an initial investment by mail by fully completing and signing an application and mailing it, together with a check payable to "CU Members' Liquidity Fund," c/o PFPC, _____________, Providence, RI 02940. Subsequent purchases may be made by forwarding payment to the Company's transfer agent at the address above. The Fund's transfer agent will only accept checks payable to the Fund.

         Shares may also be purchased by wiring federal funds to ______ (see instructions below). A completed account application should be forwarded to the Fund at [Address] in advance of the wire. Notification must be given to the Fund at [Phone] prior to 2:00 p.m., Eastern Time. Orders received after 2:00 p.m., Eastern Time will be processed as of 4:00 p.m., Eastern Time on the following Business Day. (Prior notification must also be received from investors with existing accounts.) Funds should be wired to:

         [Bank]
         [Location]
         ABA #
         Account #
         F/B/O CU Members' Liquidity Fund
         REF. (Account Number)

         Federal Funds purchases will be accepted only on a day on which the Fund and ___________________________ are open for business.

REDEMPTION OF SHARES

         GENERAL. Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Company's transfer agent, PFPC. It is the responsibility of your Service Organization to transmit promptly to PFPC your redemption request. You may redeem all or some of your Shares in accordance with one of the procedures described below.

         REDEMPTION OF SHARES THROUGH AN ACCOUNT WITH YOUR CREDIT UNION OR BROKER-DEALER ("SERVICE ORGANIZATION"). If you beneficially own Shares through your Service Organization, you must redeem Fund Shares in accordance with the procedures established by your Service Organization. Your Service Organization is responsible for sending your order to PFPC and for crediting your account with the proceeds. Confirmations of Share transactions will be sent to you by your Service Organization. Contact your Service Organization for more information, including any fees for redemption services.

         REDEMPTION OF SHARES OWNED DIRECTLY. If you own Shares directly, you may redeem any number of Shares by sending a written request to "CU Members' Liquidity Fund," c/o PFPC, _____________, Providence, RI 02940. Redemption requests must be signed by each shareholder in the same manner as the Shares are registered. Redemption requests for joint accounts require the signature of each joint owner. On redemption requests of $5,000 or more, a signature guarantee is required. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a Medallion signature guarantee program recognized by the Securities Transfer Association. A Medallion imprint or Medallion stamp indicates that the financial institution is a member of a Medallion signature guarantee program and is an acceptable signature guarantor. The three recognized Medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted.

         If you are a direct investor, you may redeem Shares without charge by telephone if you have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, contact PFPC at (800) ___ - ________. Once this election has been made, you may simply contact PFPC by telephone to request a redemption by calling (800) ___ - ________.

Neither the Company, the Fund, the Distributor, PFPC nor any other Company agent will be liable for any loss, liability, cost or expense for following the procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

         The Company's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms;
(2) requiring the caller to provide the names of the account owners, the account social security number and the name of the portfolio, all of which must match the Company's records; (3) requiring the Company's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Company elects to record shareholder telephone transactions. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

         Proceeds of a telephone redemption request will be mailed by check to your registered address unless you have designated in the application or telephone authorization form that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to 2:00 p.m. Eastern Time will result in redemption proceeds being wired to your bank account on the same business day. If your telephone redemption request is received after 2:00 p.m. Eastern Time, your redemption proceeds will be wired to your bank on the next bank business day. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Company may modify this redemption service at any time or charge a service fee upon prior notice to shareholders, although no fee is currently contemplated.

         ADDITIONAL REDEMPTION INFORMATION. The Company ordinarily will make payment for all Shares redeemed within seven days after receipt by PFPC of a redemption request in proper form. Although the Company will redeem Shares purchased by check before the check clears, payment of redemption proceeds may be delayed for a period of up to fifteen days after their purchase, pending a determination that the check has cleared. This procedure does not apply to Shares purchased by wire payment. Investors should consider purchasing Shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds.

         The Company does not impose a charge when Shares are redeemed. The Company reserves the right to redeem any account in the Fund involuntarily, on thirty days' notice, if that account falls below $1,000 and during that thirty-day notice period the amount invested in the account is not increased to at least $1,000. If the amount invested in the account is not increased after the 30 day notice period, the Company may selectively determine whether the account will be redeemed. Payment for Shares redeemed may be postponed or the right of redemption may be suspended as provided by the rules of the SEC.

         If the Board of Directors determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, redemption proceeds may be paid in whole or in part by an in-kind distribution of readily marketable securities held by the Fund instead of cash in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that it is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period of any one shareholder of the Fund.

DIVIDENDS AND DISTRIBUTIONS

         The Company will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the Fund unless a shareholder elects otherwise.

         The net investment income (not including any net short-term capital gains) earned by the Fund will be declared as a dividend on a daily basis and paid monthly. Dividends are payable to shareholders of record as of the determination of net asset value made as of 4:00 p.m. (Eastern time) each day. Shares will begin accruing dividends on the day the purchase order for the Shares is effected and continue to accrue dividends through the day before such shares are redeemed. Net short-term capital gains, if any, will be distributed at least annually.

TAXES

         Distributions from the Fund will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

         The foregoing is only a summary of certain tax considerations under the current law, which may be subject to change in the future. Shareholders may also be subject to state and local taxes on distributions. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different United States Federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign consequences relevant to your specific situation.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

         Shares of the Fund are sold without a sales load on a continuous basis by PFPC Distributors, Inc., whose principal business address is at 760 Moore Road, King of Prussia, PA 19406.

         The Board of Directors of the Company approved and adopted the Distribution Agreement and separate Plan of Distribution for the Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid monthly, of up to ___% on an annualized basis of the average daily net assets of the Fund. The actual amount of such compensation is agreed upon from time to time by the Company's Board of Directors and the Distributor. Under the Distribution Agreement, the Distributor has agreed to accept compensation for its services thereunder and under the Plan in the amount of ___% of the average daily net assets of the Fund on an annualized basis in any year. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

         Under the Distribution Agreement and the Plan, the Distributor may reallocate an amount up to the full fee that it receives to financial institutions, including brokers/dealers, based upon the aggregate investment amounts maintained by and services provided to shareholders of the Fund serviced by such financial institutions. The Distributor may also reimburse broker/dealers for other expenses incurred in the promotion of the sale of the Fund. The Distributor and/or broker/dealers pay for the cost of printing (excluding typesetting) and mailing to prospective investors prospectuses and other materials relating to the Fund as well as for related direct mail, advertising and promotional expenses.

         The Plan obligates the Company, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Fund the fee agreed to under the Distribution Agreement. Payments under the Plan are not based on expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         The Fund has also adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Fund Shares. The Fund may pay these institutions up to ____% of the average daily net assets attributable to the Fund's Shares for these shareholder services.

RETIREMENT PLANS
--------------------------------------------------------------------------------

         Fund Shares are available for purchase in connection with Individual Retirement Accounts ("IRAs"), including Traditional, Roth, Rollover and Coverdell IRAs. For information about eligibility requirements and other matters concerning these plans and to obtain an application, call your Service Organization or the Fund at 1-800-___ - _______.

                           CU MEMBERS' LIQUIDITY FUND

                              1-800-___ - ________

FOR MORE INFORMATION:

         This prospectus contains important information you should know before you invest. Read it carefully and keep it for future reference. More information about the Fund is available free, upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

         These  reports  contain   additional   information   about  the  Fund's
investments, describe the Fund's performance, list portfolio holdings, and discuss recent market conditions and economic trends.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

         A Statement of Additional Information, dated June 23, 2003 (SAI), has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge along with the Fund's annual and semi-annual reports, by calling (800) ___ - ________. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus (and is legally considered a part of this Prospectus).

SHAREHOLDER ACCOUNT SERVICE REPRESENTATIVES

         Representatives are available to discuss account balance information, mutual fund prospectuses, literature, programs and services available. Hours: 8 a.m. to 6 p.m. (Eastern time) Monday-Friday. Call: (800) ___ - ________.

WRITTEN CORRESPONDENCE

                  CU Members' Liquidity Fund
                  c/o PFPC Inc.
                  400 Bellevue Parkway
                  Wilmington, DE 19809

SECURITIES AND EXCHANGE COMMISSION (SEC)

         You may also view and copy information about The RBB Fund, Inc. and the Fund, including the SAI, by visiting the SEC's Public Reference Room in Washington, D.C. or the EDGAR Database on the SEC's Internet site at
WWW.SEC.GOV. You may also obtain copies of fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: PUBLICINFO@SEC.GOV, or by sending your written request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102. You may obtain information on the operation of the public reference room by calling the SEC at 1-202-942-8090.



                                       Investment Company Act File No. 811-05518

                              SUBJECT TO COMPLETION
      PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION, DATED JUNE 23, 2003

INFORMATION CONTAINED HEREIN PERTAINING TO THE CU MEMBERS' LIQUIDITY FUND OF THE RBB FUND, INC. IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE RBB FUND, INC. REGISTRATION STATEMENT RELATING TO SHARES OF THE CU MEMBERS' LIQUIDITY FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SHARES OF THE CU MEMBERS' LIQUIDITY FUND MAY NOT BE SOLD NOR MAY OFFERS TO BUY SHARES OF SUCH FUND BE ACCEPTED PRIOR TO THE TIME AND POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SHARES OF THE CU MEMBERS' LIQUIDITY FUND IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                           CU MEMBERS' LIQUIDITY FUND

                              OF THE RBB FUND, INC.
                                 (THE "COMPANY")

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 23, 2003

         This Statement of Additional Information ("SAI") provides information about the Company's CU Members' Liquidity Fund (the "Portfolio"). This information is in addition to the information that is contained in the Prospectus for the CU Members' Liquidity Fund dated June 23, 2003 (the "Prospectus").

         This SAI is not a prospectus. It should be read in conjunction with the Prospectus. Copies of the Portfolio's Prospectus and Annual Report may be obtained free of charge by telephoning (800) ____-_____.


SHARES OF THE PORTFOLIO ARE NOT ENDORSED BY, INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, ANY CREDIT UNION OR BY THE NATIONAL CREDIT UNION SHARE INSURANCE FUND, THE FEDERAL RESERVE BOARD, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE PORTFOLIO IS NOT AN OBLIGATION OF, OR GUARANTEED OR ENDORSED BY WESTERN CORPORATE FEDERAL CREDIT UNION, PFPC TRUST COMPANY OR ANY OTHER BANK. AN INVESTMENT IN THE PORTFOLIO INVOLVES RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE PORTFOLIO SEEKS TO MAINTAIN ITS NET ASSET VALUE PER UNIT AT $1.00 ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO ON A CONTINUOUS BASIS.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

GENERAL INFORMATION............................................................3

INVESTMENT INSTRUMENTS AND POLICIES............................................3

         Additional Information on the Portfolio's Investments.................3
         Fundamental Investment Limitations and Policies......................12
         Non-Fundamental Investment Limitations and Policies..................13

MANAGEMENT OF THE COMPANY.....................................................15

         Directors and Officers...............................................15
         Standing Board Committees............................................19
         Director Ownership of Shares of the Company..........................19
         Directors' Compensation..............................................20
         Codes of Ethics......................................................21

CONTROL PERSONS...............................................................21

INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS..................21

         Advisory Agreement...................................................30
         Custodian Agreement..................................................32
         Transfer Agency Agreement............................................33
         Administration and Accounting Services Agreement.....................33
         Administrative Services Agreement....................................33
         Administration, Accounting, Transfer Agency Custodian Services and
         Administrative Services Fees.........................................34
         Distribution Agreement...............................................34
         Shareholder Servicing................................................35

PORTFOLIO TRANSACTIONS........................................................35

ADDITIONAL INFORMATION CONCERNING THE COMPANY'S SHARES........................38

PURCHASE AND REDEMPTION INFORMATION...........................................40

VALUATION OF SHARES...........................................................41

TAXES.........................................................................43

PERFORMANCE INFORMATION.......................................................44

MISCELLANEOUS.................................................................45

         Counsel..............................................................45
         Independent Accountants..............................................45

FINANCIAL STATEMENTS..........................................................45

                               GENERAL INFORMATION


         The RBB Fund, Inc. (the "Company") was organized as a Maryland corporation on February 29, 1988 and is an open-end management investment company currently operating or proposing to operate 16 separate investment portfolios. This SAI pertains to the CU Members' Liquidity Fund, a diversified investment portfolio of the Company with one class of shares. The Portfolio is offered by a Prospectus dated June 23, 2003.

                       INVESTMENT INSTRUMENTS AND POLICIES

         The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Portfolio.

         ADDITIONAL INFORMATION ON THE PORTFOLIO'S INVESTMENTS

         U.S. GOVERNMENT OBLIGATIONS. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed only by the credit of the agency or instrumentality issuing the obligation. U.S. Government obligations that are not backed by the full faith and credit of the U.S. Government are subject to greater risks than those that are. U.S. Government obligations that are backed by the full faith and credit of the U.S. Government are subject to interest rate risk.

         Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank.

         MUNICIPAL OBLIGATIONS. The Portfolio may invest in short-term Municipal Obligations which are determined by its investment adviser to present minimal credit risks and that meet certain ratings criteria pursuant to guidelines established by the Company's Board of Directors. The Portfolio may also purchase Unrated Securities (as defined below) provided that such securities are determined to be of comparable quality to eligible rated securities. The applicable Municipal Obligations ratings are described in the Appendix to this SAI.

         The two principal classifications of Municipal Obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Municipal Obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. Therefore, risk exists that the reserve fund will not be restored.

         Municipal Obligations may include variable rate demand notes. Such notes are frequently not rated by credit rating agencies, but unrated notes purchased by the Portfolio will have been determined by the Portfolio's investment adviser to be of comparable quality at the time of the purchase to rated instruments purchasable by the Portfolio. Where necessary to ensure that a note is of eligible quality, the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. While there may be no active secondary market with respect to a particular variable rate demand note purchased by the Portfolio, the Portfolio may, upon the notice specified in the note, demand payment of the principal of the note at any time or during specified periods not exceeding 13 months, depending upon the instrument involved. The absence of such an active secondary market, however, could make it difficult for the Portfolio to dispose of a variable rate demand note if the issuer defaulted on its payment obligation or during the periods that the Portfolio is not entitled to exercise its demand rights. The Portfolio could, for this or other reasons, suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         In addition, the Portfolio may, when deemed appropriate by its investment adviser in light of the Portfolio's investment objective, invest without limitation in high quality, short-term Municipal Obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality.

         Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance and relied upon by the Portfolio in purchasing such securities. Neither the Company nor its investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

         REPURCHASE AGREEMENTS. The Portfolio may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in less than 13 months. Default by or bankruptcy of the seller would, however, expose the Portfolio to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         The repurchase price under the repurchase agreements described above generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser. The Portfolio's adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price including either: (i) accrued premium provided in the repurchase agreement; or
(ii) the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser will mark to market daily the value of the securities. Securities subject to repurchase agreements will be held by the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements with respect to portfolio securities. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds concurrently with an agreement by the Portfolio to repurchase them at an agreed upon time, price and rate of interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase them and the return on the cash exchanged for the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         DEPOSITORY INSTITUTION OBLIGATIONS. The Portfolio may purchase obligations of depository institutions, as defined by Federal Reserve Bank Regulation D, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits. These securities include U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign depository institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest substantially in obligations of foreign depository institutions or foreign branches of U.S. depository institutions where the investment adviser deems the instrument to present minimal credit risks. Such investments may nevertheless entail risks in addition to those of domestic issuers, including higher transaction costs, less complete financial information, less stringent regulatory requirements, less market liquidity, future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held in the Portfolio. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. depository institutions. The Portfolio will invest in obligations of domestic branches of foreign depository institutions, foreign branches of domestic depository institutions and foreign branches of foreign depository institutions when its investment adviser believes that the risks associated with such investment are minimal. The Portfolio may also make interest-bearing savings deposits in commercial and savings depository institutions in amounts not in excess of 10% of its total assets.

         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may make investments in obligations, such as guaranteed investment contracts and similar funding agreements (collectively, "GICs"), issued by highly rated U.S. insurance companies. A GIC is a general obligation of the issuing insurance company and not a separate account. The Portfolio's investments in GICs are not expected to exceed 10% of its total assets at the time of purchase absent unusual market conditions. GIC investments are subject to the Company's policy regarding investment in illiquid securities.

         COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (i) (at the time of purchase) in the two highest rating categories of at least two nationally recognized statistical rating organizations ("Rating Organization") or, by the only Rating Organization providing a rating; or (ii) issued by issuers (or, in certain cases guaranteed by persons) with short-term debt having such ratings. These rating categories are described in the Appendix to the SAI. The Portfolio may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Portfolio's investment adviser in accordance with guidelines approved by the Company's Board of Directors.

         Commercial paper purchased by the Portfolio may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer, subject to the criteria stated above for other commercial paper issuers.

         SECTION 4(2) PAPER. "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "Securities Act") as amended. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Company which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below.

         MORTGAGE-BACKED SECURITIES. Mortgage-backed securities consist of mortgage loans which are assembled into pools, the interests in which are issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. The portfolio may also invest in mortgage-backed securities issued by private companies.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by U.S. Government agencies or instrumentalities, including FNMA and FHLMC, or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as "regular" interests or "residual" interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. Residual interests generally are junior to, and may be significantly more volatile than, "regular" CMO interests.

         Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

         ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets and CMOs issued or guaranteed by U.S. Government agencies and instrumentalities. The Portfolio may also invest in asset-backed securities issued by private companies. Asset-backed securities also include adjustable rate securities. The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Such difficulties are not expected, however, to have a significant effect on the Portfolio since the remaining maturity of any asset-backed security acquired will be 397 days or less. Asset-backed securities are considered an industry for industry concentration purposes (see "Fundamental Investment Limitations and Policies"). In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During these periods, the reinvestment of proceeds by the Portfolio will generally be at lower rates than the rates on the prepaid obligations.

         Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.

         In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

         INVESTMENT COMPANY SECURITIES. The Portfolio may invest in securities issued by other investment companies that (a) invest in high quality, short-term instruments in which the Portfolio may invest directly and (b) determine their net asset value per share based on the amortized cost or penny-rounding method. Investments in other investment companies will cause the Portfolio (and, indirectly, the Portfolio's shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations. The Portfolio may acquire such securities within the limits prescribed by the 1940 Act.

         VARIABLE RATE DEMAND INSTRUMENTS. The Portfolio may purchase variable rate demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Although the notes are not normally traded and there may be no active secondary market in the notes, the Portfolio will be able to demand payment of the principal of a note. The notes are not typically rated by credit rating agencies, but issuers of variable rate demand notes must satisfy the same criteria as issuers of commercial paper. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of an active secondary market. For this or other reasons, the Portfolio might suffer a loss to the extent of the default. The Portfolio invests in variable rate demand notes only when the Portfolio's investment adviser deems the investment to involve minimal credit risk. The Portfolio's investment adviser also monitors the continuing creditworthiness of issuers of such notes to determine whether the Portfolio should continue to hold such notes.

         Variable rate demand instruments held by the Portfolio may have maturities of more than 397 calendar days, provided: (i) the Portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 calendar days, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 calendar days. In determining the average weighted maturity of the Portfolio and whether a variable rate demand instrument has a remaining maturity of 397 calendar days or less, each long-term instrument will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of variable or floating rate notes if the issuer defaulted on its payment obligations or during periods that the Portfolio is not entitled to exercise its demand right, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

         ELIGIBLE SECURITIES. The Portfolio will only purchase "eligible securities" that present minimal credit risks as determined by the investment adviser pursuant to guidelines adopted by the Board of Directors. Eligible securities generally include: (1) U.S. Government securities; (2) securities that (a) are rated (at the time of purchase) by two or more nationally recognized statistical rating organizations ("Rating Organizations") in the two highest short-term rating categories for such securities (e.g., commercial paper rated "A-1" or "A-2," by Standard & Poor's Ratings Services ("S&P"), or rated "Prime-1" or "Prime-2" by Moody's Investor's Service, Inc. ("Moody's")), or (b) are rated (at the time of purchase) by the only Rating Organization rating the security in one of its two highest rating categories for such securities; (3) short-term obligations and, subject to certain SEC requirements, long-term obligations that have remaining maturities of 397 days or less, provided in each instance that such obligations have no short-term rating and are comparable in priority and security to a class of short-term obligations of the issuer that has been rated in accordance with (2)(a) or (b) above ("comparable obligations"); (4) securities that are not rated and are issued by an issuer that does not have comparable obligations rated by a Rating Organization ("Unrated Securities"), provided that such securities are determined to be of comparable quality to a security satisfying (2)(a) or (b) above; and (5) subject to certain conditions imposed under SEC rules, obligations guaranteed or otherwise supported by persons which meet the requisite rating requirements.

         WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Portfolio may purchase "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset at the time the commitment is entered into and are subject to changes in value prior to delivery based upon changes in the general level of interest rates.

         While the Portfolio has such commitments outstanding, the Portfolio will maintain in a segregated account with the Company's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the custodian for the Portfolio will set aside portfolio securities to satisfy a purchase commitment and, in such a case, the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of a Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of the Portfolio's total assets absent unusual market conditions. When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of its net assets in illiquid securities including repurchase agreements that have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Portfolio's investment adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and GICs. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Portfolio's investment adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, as amended, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Illiquid securities would be more difficult to dispose of than liquid securities to satisfy redemption requests.

         The Portfolio may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Portfolio's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

         The Portfolio's investment adviser will monitor the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES


         A fundamental limitation or policy of the Portfolio may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. As used in this SAI and in the Prospectus, "shareholder approval" and a "majority of the outstanding shares" of a series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of: (1) 67% of the shares of the particular series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such series or Portfolio are present in person or by proxy; or (2) more than 50% of the outstanding shares of such series or Portfolio.

         The Company's Board of Directors can change the investment objective of a Portfolio. Shareholders will be given notice before any such change is made.

         1. The Portfolio may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

         2. The Portfolio may not act as an underwriter of securities. The Portfolio will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Portfolio would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

         3. The Portfolio may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

         4. The Portfolio may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

         5. The Portfolio may not purchase or sell commodities or commodities contracts.

         6. The Portfolio may not make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act.

         7. The Portfolio may not invest in the instruments of issuers conducting their principal business activity in the same industry if immediately after such investment the value of the Portfolio's investments in such industry would exceed 25% of the value of its total assets; provided that there is no limitation with respect to or arising out of its investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements by such by such Portfolio of securities collateralized by such obligations or by cash, certificates of deposit, bankers' acceptances, bank repurchase agreements and other obligations issued or guaranteed by banks (except commercial paper). Note:
The current position of the staff of the SEC is that a portfolio may reserve freedom of action to concentrate in bank obligations and that the exclusion with respect to bank instruments referred to above may only be applied to instruments of domestic banks. For this purpose, the staff also takes the position that foreign branches of domestic banks may, if certain conditions are met, be treated as domestic banks. The Portfolio intends to consider only obligations of domestic banks (as construed to include foreign branches of domestic banks to the extent they satisfy the above-referenced conditions) to be within this exclusion until such time, if ever, that the SEC staff modifies its position.

         NON-FUNDAMENTAL INVESTMENT LIMITATIONS AND POLICIES

         A non-fundamental investment limitation or policy may be changed by the Board of Directors without shareholder approval. However, shareholders will be notified of any changes to any of the following limitations or policies.

         1. The Portfolio may not invest more than 10% of the value of its total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

         2. The Portfolio may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Portfolio.

         3. So long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will, subject to certain exceptions, limit its purchases of:

                  A. The securities of any one issuer, other than issuers of U.S. Government Securities, to 5% of its total assets, except that the Portfolio may invest more than 5% of its total assets in First Tier Securities of one issuer for a period of up to three business days. "First Tier Securities" include eligible securities that:

                     (i) if rated by more than one Rating Organization (as defined in the Prospectus), are rated (at the time of purchase) by two or more Rating Organizations in the highest rating category for such securities;
                     (ii) if rated by only one Rating Organization, are rated by such Rating Organization in its highest rating category for such securities;
                     (iii) have no short-term rating and are comparable in
                           priority and security to a class of short-term obligations of the issuer of such securities that have been rated in accordance with (i) or (ii) above; or
                     (iv) are Unrated Securities that are determined to be of comparable quality to such securities,

                  B. Second Tier Securities (which are eligible securities other than First Tier Securities) to 5% of its total assets; and

                  C. Second Tier Securities of one issuer to the greater of 1% of its total assets or $1 million.

         In addition, so long as it values its portfolio securities on the basis of the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act, the Portfolio will not purchase any Guarantees or Demand Features (as defined in Rule 2a-7) if after the acquisition of the Guarantees or Demand Features the Portfolio has more than 10% of its total assets invested in instruments issued by or subject to Guarantees or Demand Features from the same institution, except that the foregoing condition shall only be applicable with respect to 75% of the Portfolio's total assets.

                            MANAGEMENT OF THE COMPANY


DIRECTORS AND OFFICERS

         The business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are:


         INDEPENDENT DIRECTORS*:
         -----------------------

                                                                                                NUMBER OF
                                                                                           PORTFOLIOS IN FUND          OTHER
                       POSITION(S)      TERM OF OFFICE                                           COMPLEX           DIRECTORSHIPS
NAME, ADDRESS, AND    HELD WITH THE   AND LENGTH OF TIME   PRINCIPAL OCCUPATION(S)             OVERSEEN BY            HELD BY
AGE**                   COMPANY         TIME SERVED***     DURING PAST FIVE YEARS              DIRECTOR****         DIRECTOR*****
------------------    ------------    ------------------   -----------------------         ------------------   -------------------
Julian A. Brodsky       Director        Since 1988         Director and Vice Chairman,                          Director, Comcast
                                                           Comcast Corporation (cable              16           Corporation;
Age: 69                                                    television and communications)                       Director, NDS Group,
                                                           since 1969.                                          PLC (provider of
                                                                                                                systems and
                                                                                                                applications for
                                                                                                                digital pay TV).

-----------------------------
*       Directors who are not deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as
        "independent Directors." Directors who are deemed to be "interested persons" of the Company are referred to as "interested
        Directors."

**      Each Director may be contacted by writing to the Director, c/o Edward J. Roach, The RBB Fund, Inc., Suite 100, Bellevue Park
        Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809.


***     Each Director holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected, at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of
        Directors or shareholders.


****    The Company consists of 16 portfolios, including the Portfolio described in this SAI. The Fund Complex includes the Company and all other registered investment companies for which the investment advisers of the Company or their affiliates serve as investment adviser and hold out to investors as related companies for purposes of investment.

*****   This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934
        (i.e. public companies) or other investment companies registered under the 1940 Act.

                                                                                                NUMBER OF
                                                                                           PORTFOLIOS IN FUND          OTHER
                       POSITION(S)      TERM OF OFFICE                                           COMPLEX           DIRECTORSHIPS
NAME, ADDRESS, AND    HELD WITH THE   AND LENGTH OF TIME   PRINCIPAL OCCUPATION(S)             OVERSEEN BY            HELD BY
AGE**                   COMPANY         TIME SERVED***     DURING PAST FIVE YEARS              DIRECTOR****         DIRECTOR*****
------------------    ------------    ------------------   -----------------------         ------------------   -------------------

Francis J. McKay        Director        Since 1988         Executive Vice President, Fox           16           None
Age: 67                                                    Chase Cancer Center (biomedical
                                                           research and medical care)
                                                           since 1963.

Arnold M. Reichman      Director        Since 1991         Director, Gabelli Partners,             16           None
Age: 54                                                    L.P. (an investment
                                                           partnership) since December
                                                           2000; Chief Operating Officer
                                                           and member of the Board of
                                                           Directors of Outercurve
                                                           Technologies (wireless enabling
                                                           services) until April 2001;
                                                           Chief Operating Officer and a
                                                           member of the Executive
                                                           Operating Committee of Warburg
                                                           Pincus Asset Management, Inc.,
                                                           Executive Officer and Director
                                                           of Credit Suisse Asset
                                                           Management Securities, Inc.
                                                           (formerly Counsellors
                                                           Securities, Inc.) and
                                                           Director/Trustee of various
                                                           investment companies advised by
                                                           Warburg Pincus Asset
                                                           Management, Inc. until
                                                           September 15, 1999; Managing
                                                           Director of Warburg Pincus
                                                           Asset Management, Inc. until
                                                           1997.

Marvin E. Sternberg     Director        Since 1988         Chairman, Director and                  16           Chairman and
Age: 68                                                    President, Moyco Technologies,                       Director, Moyco
                                                           Inc. (manufacturer of precision                      Technologies, Inc.
                                                           coated and industrial
                                                           abrasives) since 1974;
                                                           Director, Pennsylvania Business
                                                           Bank since 1999.


INTERESTED DIRECTORS*:

                                                                                                NUMBER OF
                                                                                           PORTFOLIOS IN FUND          OTHER
                       POSITION(S)      TERM OF OFFICE                                           COMPLEX           DIRECTORSHIPS
NAME, ADDRESS, AND    HELD WITH THE   AND LENGTH OF TIME   PRINCIPAL OCCUPATION(S)             OVERSEEN BY            HELD BY
AGE**                   COMPANY         TIME SERVED***     DURING PAST FIVE YEARS              DIRECTOR****         DIRECTOR*****
------------------    ------------    ------------------   -----------------------         ------------------   -------------------

J. Richard Carnall 1    Director and    Since 2002         Director of PFPC Inc.                   16           None
Age: 64                 Chairman of                        (financial services) since
                         the Board                         1987; Chairman and Chief
                                                           Executive Officer of PFPC Inc.
                                                           from 1987 to 2002; Executive
                                                           Vice President of PNC Bank,
                                                           National Association from 1981
                                                           to 2002; Director of PFPC
                                                           International Ltd. (financial
                                                           services) from 1993 to 2002;
                                                           Director of PFPC International
                                                           (Cayman) Ltd. (financial
                                                           services) from 1996 to 2002;
                                                           Director of International
                                                           Dollar Reserve Fund, Ltd.
                                                           (Cayman Mutual Fund Company)
                                                           from 1993 until 2002; Governor
                                                           of the Investment Company
                                                           Institute (investment company
                                                           industry trade organization)
                                                           from 1996 to 2002; Director of
                                                           PNC Asset Management, Inc.
                                                           (investment advisory) from 1994
                                                           to 1998; Director of PNC
                                                           National Bank from 1995 to
                                                           1997; Director of Haydon Bolts,
                                                           Inc. (bolt manufacturer) and
                                                           Director of Parkway Real Estate
                                                           Company (a subsidiary of Haydon
                                                           Bolts, Inc.) since 1984. Mr.
                                                           Carnall provides consulting
                                                           services from time to time to
                                                           PFPC Inc.

Robert Sablowsky 1      Director        Since 1991         Senior Vice President of                16           None
Age: 64                                                    Fahnestock & Co., Inc.
                                                           (financial services) since July
                                                           2002 and employed by Fahnestock
                                                           & Co., Inc. for greater than 5
                                                           years.

         1 Mr. Carnall is considered an "interested Director" of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company's Money Market Portfolio, BlackRock Institutional Management Corporation, and the Company's principal underwriter, PFPC Distributors, Inc., are indirect subsidiaries of The PNC Financial Services Group, Inc. Mr. Carnall also owns shares of PFPC Inc., the Company's administrator. Mr. Sablowsky is considered an "interested Director" of the Company by virtue of his position as an officer of a registered broker-dealer.

OFFICERS OF THE COMPANY+:
-------------------------

                                    POSITION(S)      TERM OF OFFICE
NAME, ADDRESS, AND                 HELD WITH THE   AND LENGTH OF TIME
AGE**                                 COMPANY         TIME SERVED***          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------                 ------------    ------------------         ----------------------------------------------
Edward J. Roach                      President         Since 1991       Certified Public Accountant; Vice Chairman of the Board, Fox
Bellevue Park Corporate Center          and                             Chase Cancer Center (biomedical research and medical care);
400 Bellevue Parkway                 Treasurer         Since 1988       Trustee Emeritus, Pennsylvania School for the Deaf; Trustee
Wilmington, DE  19809                                                   Emeritus, Immaculata University; President or Vice President
Age: 78                                                                 and Treasurer of various investment companies advised by
                                                                        subsidiaries of PNC Bank Corp. from 1981-1997; Managing
                                                                        General Partner and President of Chestnut Street Exchange
                                                                        Fund; Director of the Bradford Funds, Inc. from 1996-2000.

Timothy K. Biedrzycki                Secretary         Since 2000       Director and Vice President, Fund Accounting and
Bellevue Park Corporate Center           and                            Administration, PFPC Inc. since 1998; Director and Vice
400 Bellevue Parkway                 Assistant         Since 1998       President, Fund Accounting and Administration of Federated
Wilmington, DE  19809                Treasurer                          Services Company (financial services) from 1994 to 1997.
Age: 54

+   Each officer holds office at the pleasure of the Board of Directors until the next annual meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified.

STANDING BOARD COMMITTEES

         The Board of Directors has established three standing committees in connection with their governance of the Company: Audit; Executive; and Nominating.

         Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to the Company the firm to be selected as independent auditors. The Audit Committee convened two times during the fiscal year ended August 31, 2002 and on October 23, 2002.

         Messrs. Reichman and McKay are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session. The Executive Committee did not convene during the fiscal year ended August 31, 2002.

         Messrs. McKay and Brodsky are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as Directors of the Company. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Company's Secretary. The Nominating Committee convened once during the fiscal year ended August 31, 2002.


DIRECTOR OWNERSHIP OF SHARES OF THE COMPANY

         The following table shows the dollar range of shares of the Company owned by each Director in the investment portfolios of the Company as of December 31, 2002.

                                  DOLLAR RANGE OF EQUITY SECURITIES IN THE     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
       NAME OF DIRECTOR                           PORTFOLIO                         ALL PORTFOLIOS IN MUTUAL FUND FAMILY
       ----------------           ----------------------------------------     ----------------------------------------------
INDEPENDENT DIRECTORS
---------------------
Julian A. Brodsky                                    None                                            None
Francis J. McKay                                     None                                      $50,001-$100,000
Arnold M. Reichman                                   None                                            None
Marvin E. Sternberg                                  None                                            None
Donald van Roden*                                    None                                            None

INTERESTED DIRECTORS
--------------------
J. Richard Carnall**                                 None                                            None
Robert Sablowsky                                     None                                        Over $100,000

*        Retired from the Board as of July 1, 2002.
**       Elected to the Board on August 30, 2002.

DIRECTORS' COMPENSATION

         The Company currently pays Directors $15,000 annually and $1,250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $6,000 per year for his services in this capacity. Directors are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 2002, each of the following members of the Board of Directors received compensation from the Company in the following amounts:

                                                                                                           TOTAL COMPENSATION
                                                                                                           FROM PORTFOLIO AND
                                           AGGREGATE        PENSION OR RETIREMENT                         FUND COMPLEX PAID TO
NAME OF DIRECTOR                       COMPENSATION FROM     BENEFITS ACCRUED AS     ESTIMATED ANNUAL          DIRECTORS
                                          REGISTRANT        PART OF FUND EXPENSES      BENEFITS UPON           RETIREMENT
------------------------------------------------------------------------------------------------------------------------------

Julian A. Brodsky, Director                 $20,000                  N/A                    N/A                 $20,000

Francis J. McKay, Director                  $23,750                  N/A                    N/A                 $23,750

Arnold M. Reichman, Director                $23,750                  N/A                    N/A                 $23,750

Marvin E. Sternberg, Director               $22,500                  N/A                    N/A                 $22,500

Donald van Roden, former Director           $20,750                  N/A                    N/A                 $20,750
and former Chairman*

------------------------------------------------------------------------------------------------------------------------------

J. Richard Carnall, Director and             $1,750                  N/A                    N/A                  $1,750
Chairman**

Robert Sablowsky, Director                  $22,500                  N/A                    N/A                 $22,500

     *        Retired from the Board as of July 1, 2002.
     **       Elected to the Board on August 30, 2002.

         On October 24, 1990, the Company adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach), pursuant to which the Company will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by the Company's advisers, custodians, administrators and distributor, the Company itself requires only one part-time employee. No Officer, Director or employee of any adviser to the Company or the Distributor currently receives any compensation from the Company.

         CODES OF ETHICS

         The Company and the Distributor have adopted codes of ethics that permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Company.


                                 CONTROL PERSONS

         As of March 31, 2003, to the Company's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of the Company indicated below. See "Additional Information Concerning the Company's Shares" below. The Company does not know whether such persons also beneficially own such shares. Any shareholder who owns 25% or more of the outstanding shares of a portfolio may be presumed to "control," as that term is defined in the 1940 Act, the portfolio. Shareholders controlling a portfolio could have the ability to vote a majority of the shares of the portfolio on any matter requiring approval of the shareholders of the portfolio.

------------------------------------ ------------------------------------------------------- -------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
SANSOM STREET MONEY MARKET            Saxon and Co.
                                      c/o PNC Bank, N.A.                                                 93.90%
                                      F6-F266-02-2
                                      8800 Tinicum Blvd.
                                      Philadelphia, PA 19153-3111

------------------------------------- ------------------------------------------------------- ------------------------
                                      Paine Webber                                                        7.42%
                                      c/o Sal Pace Managed Account Services
                                      A/C 32 32 400 4000038
                                      1200 Harbor Blvd., Suite 3
                                      Weehawken, NJ 07086-6728
------------------------------------- ------------------------------------------------------- ------------------------
N/I EMERGING GROWTH FUND              Public Inst. For Social Security                                   25.46%
                                      1001 19th St., N.
                                      16th Flr.
                                      Arlington, VA 22209-1722

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                   13.02%
                                      c/o McKinsey & Company Inc.
                                      55 East 52nd St
                                      29th Floor
                                      New York, NY 10055

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc                                          10.27%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      A/C 3143-0251
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------ ------------------------------------------------------- -------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      Janis Claflin, Bruce Fetzer and                                     7.37%
                                      Winston Franklin
                                      Robert Lehman Trust.
                                      The John Fetzer Institute, Inc.
                                      U/A DTD 06-1992
                                      Attn: Christina Adams
                                      9292 West KL Ave.
                                      Kalamazoo, MI 49009-5316

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                    6.22%
                                      for Exclusive Benefit of Our Customers Mutual Funds
                                      Department
                                      55 Water St.,
                                      32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I GROWTH FUND                       Citibank North America Inc.                                        61.25%
                                      Sargent & Lundy Retirement Trust
                                      DTD. 06/01/96
                                      Mutual Fund Unit
                                      3800 Citibank Center
                                      Bld. B Floor 1 Zone 7
                                      Tampa, FL 33610-9122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Louisa Stude Sarofim Foundation                                     7.25%
                                      c/o Nancy Head
                                      DTD. 01/04/91
                                      1001 Fannin St. - Suite 4700
                                      Houston, TX 77002-6798

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc                                           5.21%
                                      Special Custody Account for the Exclusive
                                      Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------
N/I MID CAP                           Charles Schwab & Co., Inc.                                         21.01%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------ ------------------------------------------------------- -------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                    5.11%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St.
                                      32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
N/I SMALL CAP VALUE FUND              Charles Schwab & Co., Inc                                          41.52%
                                      Special Custody Account for the Exclusive Benefit of
                                      Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                    6.99%
                                      For Exclusive Benefit of Our Customers
                                      55 Water St.
                                      32nd Floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
                                      McKinsey Master Retirement Trust                                    5.71%
                                      c/o McKinsey & Company Inc.
                                      55 East 52nd St
                                      29th Floor
                                      New York, NY 10055

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                         25.43%
FUND -                                Special Custody Account
INSTITUTIONAL SHARES                  for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Northern Trust Company                                             15.55%
                                      FBO AEFC Pension Trust
                                      A/C 22-53582
                                      P. O. Box 92956
                                      Chicago, IL 60675-2956

------------------------------------- ------------------------------------------------------- ------------------------
                                      Swanee Hunt and Charles Ansbacher                                  14.70%
                                      Trst. Swanee Hunt Family Foundation c/o
                                      Beth Benham
                                      168 Brattle St.
                                      Cambridge, MA 02138-3309

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------ ------------------------------------------------------- -------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      U.S. Bank National Association                                     13.04%
                                      FBO A-Dec Inc. DOT 093098
                                      P.O. Box 1787
                                      Milwaukee, WI 53201-1787

------------------------------------- ------------------------------------------------------- ------------------------
                                      Union Bank of California                                           12.53%
                                      FBO Service Employees BP
                                      610001265-01
                                      P. O. Box 85484
                                      San Diego, CA 92186-5484

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LARGE CAP VALUE       Charles Schwab & Co., Inc.                                         62.81%
FUND INVESTOR SHARES                  Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Financial Services Corp.                                  19.59%
                                      for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Cr.
                                      New York, NY 10281-1003

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investor Services Corp.                                    5.48%
                                      For Exclusive Benefit of Our Customers
                                      55 Water St.
                                      32nd Floor
                                      New York, NY 10041-0004

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND    USB                                                                28.30%
INSTITUTIONAL SHARES                  Custody SIS of the Order of St. Benedict
                                      P.O. Box 1787
                                      Milwaukee, WI 53201-1787
------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                          17.89%
                                      A/C CHIF1001182
                                      FBO Childrens Hospital LA
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------ ------------------------------------------------------- -------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      American Express Trust Co.                                         17.67%
                                      FBO American Express
                                      Retirement Serv Plans
                                      Attn: Pat Brown
                                      50534 AXP Financial Ctr.
                                      Minneapolis, MN 55474-0505

------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & Co.                                                          14.15%
                                      A/C BPHF 3006002
                                      Mutual Funds Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      Belmont Hill School Inc.                                            8.68%
                                      350 Prospect St.
                                      Belmont, MA 02478-2656

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS MID CAP VALUE FUND    National Financial Services Corp.                                  29.33%
- INVESTOR SHARES                     for Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      New York, NY 10281-1003

------------------------------------- ------------------------------------------------------- ------------------------
                                      Charles Schwab & Co., Inc.                                         27.83%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------
                                      George B. Smith Jr.                                                 5.17%
                                      38 Greenwood Rd.
                                      Wellesley, MA 02481-2912

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Austin College                                                      9.62%
SMALL CAP VALUE FUND II               900 N. Grand
-INSTITUTIONAL SHARES                 Suite 6F
                                      Sherman, TX 75090-4440

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------ ------------------------------------------------------- -------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company Cust                            9.32%
                                      FBO Gustavus Adolphus College
                                      211 North Broadway
                                      22nd Flr
                                      St. Louis, MO 63102

------------------------------------- ------------------------------------------------------- ------------------------
                                      Plumbers and Steamfitters                                           7.39%
                                      Local No. 7 Pension Fund
                                      Robert M. Valenty, Administrator
                                      Mary Allen Smith,
                                      Assistant Administrator
                                      308 Wolf Road
                                      Latham, NY 12110-4802

------------------------------------- ------------------------------------------------------- ------------------------
                                      Hollowbeam & Co.                                                    6.45%
                                      For the Exclusive Benefit of Our Customers
                                      Maine Health Access Foundation
                                      200 Newport Avenue
                                      7th Floor
                                      North Quincy, MA 02171
------------------------------------- ------------------------------------------------------- ------------------------
                                      State Street Bank and Trust Company                                 6.39%
                                      FBO Palmer Dodge Custom Portfolio
                                      II Battery Marck Park
                                      2nd Flr
                                      Quincy, MA 02169
------------------------------------- ------------------------------------------------------- ------------------------
                                      Lauer and Co.                                                       5.03%
                                      c/o Glenmede Trust Company
                                      Attn: Marie Knuttel
                                      PO Box 58997
                                      Philadelphia, PA 19102-8997
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS SMALL CAP VALUE       Charles Schwab & Co., Inc.                                         45.00%
FUND II - INVESTOR SHARES             Special Custody Account
                                      for Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Financial Services Corp.                                  31.04%
                                      for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281-1003

------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------ ------------------------------------------------------- -------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                   6.17%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St.
                                      New York, NY 10041-0004

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     Charles Schwab & Co., Inc.                                         63.22%
FUND - INSTITUTIONAL SHARES           Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Investors Services Corp.                                  14.84%
                                      for the Exclusive Benefit of Our Customers
                                      55 Water St.
                                      New York, NY 10041-0004

------------------------------------- ------------------------------------------------------- ------------------------
                                      National Financial Services Corp.                                  13.17%
                                      for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281-1003

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS LONG/SHORT EQUITY     National Financial Services Corp.                                  68.14%
FUND - INVESTOR SHARES                for the Exclusive Benefit of Our Customers
                                      Attn: Mutual Funds
                                      5th Floor
                                      200 Liberty St.
                                      1 World Financial Center
                                      New York, NY 10281-1003

------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Boston Partners Asset Management LP                                70.22%
ALL-CAP VALUE FUND - INSTITUTIONAL    Attn: Jan Penney
SHARES                                28 State St.
                                      Boston, MA 02109-1775
------------------------------------- ------------------------------------------------------- ------------------------
                                      Desmond J. Heathwood                                               21.05%
                                      2 Avery St. - Suite 33E
                                      Boston, MA 02111
------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------ ------------------------------------------------------- -------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
BOSTON PARTNERS                       Edward H. Grant and Carol A. Grant                                 83.00%
ALL-CAP VALUE FUND - INVESTOR SHARES  JT TEN WROS
                                      199 East Bay Road
                                      Osterville, MA 02655-2317

------------------------------------- ------------------------------------------------------- ------------------------
                                      PFPC Trust Company                                                  5.47%
                                      CUST For the Exclusive Benefit of
                                      Brenda G. Kaufman
                                      Rollover IRA
                                      4194 Brittany Drive
                                      Ellicott City, MD 21043-6014
------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER SMALL CAP VALUE FUND        Charles Schwab & Co., Inc.                                         32.67%
                                      Special Custody Account
                                      for Benefit of Customers
                                      Attn:  Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------
                                      Ursinus College Endowment Fund                                     18.59%
                                      P.O. Box 1000
                                      Collegeville, PA 19426-1000
------------------------------------- ------------------------------------------------------- ------------------------
                                      MAC & CO.                                                           8.47%
                                      A/C CPVF1854542
                                      Mutual Fund Operations
                                      P.O. Box 3198
                                      Pittsburgh, PA 15230-3198

------------------------------------- ------------------------------------------------------- ------------------------
                                      John Frederick Lyness                                               6.69%
                                      81 Hillcrest Ave.
                                      Summit, NJ 07901-2012

------------------------------------- ------------------------------------------------------- ------------------------
SCHNEIDER VALUE FUND                  Laciba & Co.                                                       29.04%
                                      P.O. Box 1387
                                      Warsaw, IN 46581-1387
------------------------------------- ------------------------------------------------------- ------------------------
                                      SEI Private Trust Company                                          26.25%
                                      c/o Franklin Street Trust
                                      One Freedom Valley Drive
                                      Oaks, PA 19456
------------------------------------- ------------------------------------------------------- ------------------------
                                      PFPC Trust Company                                                 16.30%
                                      FBO
                                      Arnold C. Schneider III
                                      SEP IRA
                                      826 Turnbridge Rd.
                                      Wayne, PA 19087-2070
------------------------------------- ------------------------------------------------------- ------------------------

------------------------------------ ------------------------------------------------------- -------------------------
             FUND NAME                             SHAREHOLDER NAME AND ADDRESS               PERCENTAGE OF FUND HELD
------------------------------------- ------------------------------------------------------- ------------------------
                                      SCM Retirement Plan                                                 6.96%
                                      Profit Sharing Plan
                                      460 E. Swedesford Rd - Suite 1080
                                      Wayne, PA 19087-1801
------------------------------------- ------------------------------------------------------- ------------------------
                                      Allen M. Putterman MD TTEE                                          5.88%
                                      FBO
                                      Allen M. Putterman MD SC
                                      Money Purchase Pension Plan
                                      111 NO Wabash - Suite 1722
                                      Chicago, IL 60602
------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND           National Investors Services Corp.                                   8.34%
-INVESTOR SHARES                      for the Exclusive Benefit of Our Customers
                                      097-50000-19
                                      55 Water St.
                                      32nd floor
                                      New York, NY 10041-3299

------------------------------------- ------------------------------------------------------- ------------------------
BOGLE SMALL CAP GROWTH FUND           Charles Schwab & Co, Inc.                                          59.85%
-INSTITUTIONAL SHARES                 Special Custody Account
                                      for the Benefit of Customers
                                      Attn: Mutual Funds
                                      101 Montgomery St.
                                      San Francisco, CA 94104-4122

------------------------------------- ------------------------------------------------------- ------------------------
                                      AMA U.S. Equity Master Fund L.P.                                   16.98%
                                      3801 PGA Blvd.
                                      Suite 555
                                      Palm Beach Gardens, FL 33410

------------------------------------- ------------------------------------------------------- ------------------------
BAKER 500 GROWTH FUND - CLASS S       Charles Schwab & Co, Inc.                                          99.99%
SHARES                                101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------
BAKER 500 GROWTH FUND -               Charles Schwab & Co, Inc.                                          85.59%
INSTITUTIONAL SHARES                  101 Montgomery St.
                                      San Francisco, CA 94104-4122
------------------------------------- ------------------------------------------------------- ------------------------


         As of March 31, 2003, the Directors and Officers as a group owned less than one percent of the shares of each class within the Company.


                      INVESTMENT ADVISORY, DISTRIBUTION AND
                             SERVICING ARRANGEMENTS

ADVISORY AGREEMENT

         WesCorp Investment Services, LLC (the "Adviser") renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement dated as of _____________, 2003 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser is entitled to receive a monthly fee from the Portfolio calculated at an annual rate of ___% of the Portfolio's average daily net assets. The Adviser is a wholly-owned subsidiary of Western Corporate Federal Credit Union, a federally chartered credit union that was chartered in 1969.

         Subject to the supervision of the Company's Board of Directors, the Adviser will provide for the overall management of the Portfolio including (i) the provision of a continuous investment program for the Portfolio, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of what securities and other investments will be purchased, retained, or sold by the Portfolio, and (iii) the placement from time to time of orders for all purchases and sales made for the Portfolio.

         The Adviser will pay all expenses incurred by it in connection with its activities under the Advisory Agreement. The Portfolio bears all of its own expenses not specifically assumed by the Adviser. General expenses of the Company not readily identifiable as belonging to a portfolio of the Company are allocated among all investment portfolios by or under the direction of the Company's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by the Portfolio include, but are not limited to the following (or the Portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by the Portfolio and any losses incurred in connection therewith; (b) expenses of organizing the Company that are not attributable to a class of the Company; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Company or the Portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; and (g) the cost of investment company literature and other publications provided by the Company to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of the Company, are allocated to such class.

         Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Company or the Portfolio in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         The Advisory Agreement was approved on [April 30, 2003] by vote of the Company's Board of Directors, including a majority of those Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties ("Disinterested Directors"). Unless sooner terminated pursuant to its terms, the Advisory Agreement shall continue until August 16, 2003. Thereafter, if not terminated, the Advisory Agreement shall continue for successive annual periods ending August 16, provided such continuance is specifically approved at least annually (a) by vote of a majority of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Company's Board of Directors or by vote of a majority of the Portfolio's outstanding voting securities. The Advisory Agreement is terminable by vote of the Company's Board of Directors or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to the Adviser. The Advisory Agreement may be terminated by the Adviser at any time, without payment of any penalty, on 60 days' written notice to the Portfolio. The Advisory Agreement was approved by written consent of the Portfolio's sole shareholder. The Advisory Agreement terminates automatically in the event of assignment thereof.

         [In connection with the approval of the Advisory Agreement, the Directors considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser's services to be provided to the Portfolio and the Adviser's experience and qualifications. Among other items, the Directors also reviewed and considered: (1) a report on the Portfolio's advisory fee structure; (2) a report on the expected assets and advisory fee for the Portfolio; and (3) a report comparing: (i) the contractual management fee for the Portfolio to that of comparable funds, and (ii) the estimated expenses for the Portfolio to those of its peer group.

         After discussion, the Board of Directors concluded that the Adviser had the capabilities, resources and personnel necessary to manage the Portfolio. The Board of Directors also concluded that based on the services that the Adviser would provide to the Portfolio under the Advisory Agreement and the estimated expenses to be incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and equitable. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Directors concluded unanimously that it was in the best interests of the Company to approve the Advisory Agreement.]

         The Advisory Agreement provides that the Adviser shall at all times have all rights in and to the Portfolio's name and all investment models used by or on behalf of the Portfolio. The Adviser may use the Portfolio's name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and the Company has agreed to execute and deliver any and all documents required to indicate its consent to such use.

         The Advisory Agreement further provides that no public reference to, or description of, the Adviser or its methodology or work shall be made by the Company, whether in the Prospectus, SAI or otherwise, without the Adviser's prior written consent, which consent shall not be unreasonably withheld. In each case, the Company has agreed to provide the Adviser a reasonable opportunity to review any such reference or description before being asked for such consent.


CUSTODIAN AGREEMENT

         PFPC Trust Company ("PFPC Trust"), 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153, serves as the custodian of the Portfolio's assets pursuant to a Custodian Agreement between PFPC Trust and the Company dated as of August 16, 1988, as amended, and supplemented (the "Custodian Agreement"). Under the Custodian Agreement, PFPC Trust (a) maintains a separate account or accounts in the name of the Portfolio, (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's securities and (e) makes periodic reports to the Company's Board of Directors concerning the Portfolio's operations. PFPC Trust is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Portfolio, provided that PFPC Trust remains responsible for the performance of all its duties under the Custodian Agreement and holds the Company harmless from the acts and omissions of any sub-custodian. The fees paid to PFPC Trust for its services pursuant to the Custodian Agreement are described under Administration, Accounting, Transfer Agency, Custodian Services and Administrative Services Fees below.


TRANSFER AGENCY AGREEMENT

         PFPC Inc. ("PFPC"), with offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Portfolio pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (collectively, the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of the Portfolio, (b) addresses and mails all communications by the Portfolio to record owners of Shares of the Portfolio, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Company's Board of Directors concerning the operations of the Portfolio. The Fees paid to

PFPC for its services pursuant to the Transfer Agency Agreement are described under Administration, Accounting, Transfer Agency and Custodian Services Fees below.


ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

         PFPC also serves as the Portfolio's administrator and fund accounting agent pursuant to an Administration and Accounting Services Agreement (the "Administration Agreement"). PFPC has agreed to furnish to the Portfolio statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Portfolio. In addition, PFPC has agreed to, prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that PFPC shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. PFPC shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. The fees paid to PFPC for its services pursuant to the Administration Agreement are described under Administration, Accounting, Transfer Agency, Custodian Services and Administrative Services Fees below.


ADMINISTRATIVE SERVICES AGREEMENT

         PFPC Distributors, Inc. ("PFPC Distributors") provides certain administrative services to the Portfolio that are not provided by PFPC. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the Portfolio and various service providers and coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports. The fees paid to PFPC Distributors for its services pursuant to the Administrative Services Agreement are described under Administration, Accounting, Transfer Agency, Custodian Services and Administrative Services Fees below.




ADMINISTRATION, ACCOUNTING, TRANSFER AGENCY CUSTODIAN SERVICES AND ADMINISTRATIVE SERVICES FEES

         Pursuant to a letter agreement, the Portfolio has agreed to pay PFPC fees for services provided by PFPC, PFPC Trust and PFPC Distributors under the Administration Agreement, Transfer Agency Agreement, Custodian Agreement and Administrative Services Agreement. PFPC will receive an annual fee of ____% of the Portfolio's first $____ million of average net assets, and ____% of the Portfolio's average net assets in excess of $____ million. The minimum annual fee will be $______ for the Portfolio, exclusive of multiple class fees, transaction charges, account fees, FundSERV Networking fees, IMPRESSNet fees and out-of-pocket and other charges. PFPC's fees are billed monthly based on one-twelfth of the annual fee. As of the date of this SAI, the Portfolio had not commenced operations and has not paid any fees to PFPC, PFPC Distributors or PFPC Trust. PFPC is an affiliate of the Company's distributor, PFPC Distributors, Inc.

DISTRIBUTION AGREEMENT

         PFPC Distributors, whose principal business address is 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the distributor of the Portfolio pursuant to the terms of a Distribution Agreement dated January 2, 2001 (the "Distribution Agreement") entered into by PFPC Distributors and the Company.

         Pursuant to a separate Plan of Distribution, as amended, for the Portfolio (the "Plan"), which was adopted by the Company in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to distribute shares of the Portfolio. The offering of the Portfolio is continuous. Payments to the Distributor under the Plan are to compensate it for distribution assistance and expenses assumed and activities intended to result in the sale of shares of the Portfolio. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee, to be calculated daily and paid monthly, at the annual rate set forth in the Portfolio Prospectus. The Distributor currently proposes to reallow up to all of its distribution payments to broker/dealers for selling shares of the Portfolio based on a percentage of the amounts invested by their customers.

         The Plan was approved by the Company's Board of Directors, including the directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan ("12b-1 Directors").

         Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of the Company regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Company's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the aggregate amount to be spent by the Company on the distribution of the Company's shares of the Portfolio under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Company's shares in such Portfolio; and (4) while the Plan remains in effect, the selection and nomination of the 12b-1 Directors shall be committed to the discretion of the directors who are not interested persons of the Company.

         The Company believes that the Plan may benefit the Company by increasing sales of Shares. Mr. Sablowsky, a Director of the Company, had an indirect interest in the operation of the Plan by virtue of his position with Fahnestock & Co., Inc., a broker-dealer.


SHAREHOLDER SERVICING

         The Shareholder Services Plan and related form of Shareholder Servicing Agreement for the Portfolio's Shares provide that the Portfolio may pay securities dealers, financial institutions, financial advisors and other industry professionals that are shareholders or dealers of record or which have a shareholder servicing relationship with the beneficial owners of the Shares ("Shareholder Organizations") a fee calculated at an annual rate of up to .25% of the average daily net assets of the Portfolio's Shares in consideration for certain shareholder and administrative services. Services performed by Shareholder Organizations may include: (i) aggregating and processing purchase and redemption requests for Shares from shareholders and placing net purchase and redemption orders with the transfer agent; (ii) providing shareholders with a service that invests the assets of their accounts in Shares pursuant to specific or pre-authorizing instructions; (iii) processing dividend payments from the Portfolio on behalf of shareholders; (iv) providing information periodically to shareholders showing their positions in Shares; (v) arranging for bank wires;
(vi) responding to shareholder inquiries relating to the Shareholder Organization's services; (vii) providing subaccounting with respect to Shares beneficially owned by shareholders or the information to the Portfolio necessary for subaccounting; (viii) forwarding shareholder communications from the Portfolio (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) responding to shareholder inquires relating to dividends and distributions; (x) responding to shareholder inquires relating to shareholder account statements; (xi) responding to shareholder inquires relating to communications from the Portfolio to shareholders; (xii) providing shareholders with information relating to developments affecting their Shares; and (xiii) providing such other similar services as the Portfolio may reasonably request to the extent a Shareholder Organization is permitted to do so under applicable statutes, rules or regulations.



                             PORTFOLIO TRANSACTIONS

         The Portfolio intends to purchase securities with remaining maturities of 13 months or less, except for securities that are subject to repurchase agreements (which in turn may have maturities of 13 months or less). However, the Portfolio may purchase variable rate securities with remaining maturities of 13 months or more so long as such securities comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Because the Portfolio intends to purchase only securities with remaining maturities of 13 months or less, its portfolio turnover rate will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by the Portfolio, the turnover rate should not adversely affect the Portfolio's net asset value or net income. The Portfolio does not intend to seek profits through short term trading.

         Purchases of portfolio securities by the Portfolio are made from dealers, underwriters and issuers; sales are made to dealers and issuers. Such transactions are usually made without brokerage commissions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. On occasion, the Advisor may pay brokerage commission for Portfolio transactions at reasonably competitive commission rates.

         It is the policy of the Portfolio to give primary consideration to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the policies of the Portfolio, the Adviser will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. To the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide the Portfolio with research advice or other services. In no instance will portfolio securities be purchased from or sold to the Distributor or the Adviser or any affiliated person of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         The Adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

         Investment decisions for the Portfolio and for other investment accounts managed by the Adviser are made independently of each other in light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed to be beneficial to the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other portfolios in order to obtain best execution. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such security of which the Adviser or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures, which will be reviewed by the Company's Directors annually, require that the commission paid in connection with such a purchase be reasonable and fair, that the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offer, and that the Adviser not participate in or benefit from the sale to the Portfolio.

             ADDITIONAL INFORMATION CONCERNING THE COMPANY'S SHARES


         The Company has authorized capital of 30 billion shares of Common Stock at a par value of $0.001 per share. Currently, 26.073 billion shares have been classified into 97 classes as shown in the table below. Under the Company's charter, the Board of Directors has the power to classify and reclassify any unissued shares of Common Stock from time to time.

                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
----------------------------------------------------------    ------------------------------------------------------
A (Growth & Income)                           100             YY (Schneider Capital Small Cap
                                                              Value)                                      100
B                                             100             ZZ                                          100
C (Balanced)                                  100             AAA                                         100
D (Tax-Free)                                  100             BBB                                         100
E (Money)                                     500             CCC                                         100
F (Municipal Money)                           500             DDD (Boston Partners
                                                              Institutional Small Cap Value Fund II)      100
G (Money)                                     500             EEE (Boston Partners Investors
                                                              Small Cap Value Fund II)                    100
H (Municipal Money)                           500             FFF                                         100
I (Sansom Money)                             1,500            GGG                                         100
J (Sansom Municipal Money)                    500             HHH                                         100
K (Sansom Government Money)                   500             III (Boston Partners Institutional
                                                              Long/Short Equity Fund)                     100
L (Bedford Money)                            1,500            JJJ (Boston Partners Investors              100
                                                              Long/Short Equity  Fund)
M (Bedford Municipal Money)                   500             KKK (Boston Partners                        100
                                                              Institutional Fund)
N (Bedford Government Money)                  500             LLL (Boston Partners Investors Fund)        100
O (Bedford N.Y. Money)                        500             MMM  (n/i numeric Small Cap Value)          100
P (RBB Government)                            100             Class NNN (Bogle Institutional
                                                              Small Cap Growth)                           100
Q                                             100             Class OOO (Bogle Investors Small
                                                              Cap Growth)                                 100
                                                              Class PPP (Schneider Value Fund)            100
R (Municipal Money)                           500             Class QQQ (Institutional
                                                              Liquidity Fund for Credit Unions)          2,500
S (Government Money)                          500             Class RRR (CU Members' Liquidity
                                                              Fund)                                      2,500
T                                             500             Select (Money)                              700
U                                             500             Beta 2 (Municipal Money)                     1
V                                             500             Beta 3 (Government Money)                    1
W                                             100             Beta 4 (N.Y. Money)                          1
X                                             50              Principal Class (Money)                     700
Y                                             50              Gamma 2 (Municipal Money)                    1
Z                                             50              Gamma 3 (Government Money)                   1
AA                                            50              Gamma 4 (N.Y. Money)                         1
BB                                            50              Bear Stearns (Money)                       2,500
CC                                            50              Bear Stearns (Municipal Money)             1,500
DD                                            100             Bear Stearns (Government Money)            1,000


                                           NUMBER OF                                                   NUMBER OF
                                       AUTHORIZED SHARES                                           AUTHORIZED SHARES
CLASS OF COMMON STOCK                     (MILLIONS)          CLASS OF COMMON STOCK                   (MILLIONS)
----------------------------------------------------------    ------------------------------------------------------

EE                                            100             Delta 4 (N.Y. Money)                         1
FF (n/i numeric Micro Cap)                    50              Epsilon 1 (Money)                            1
GG (n/i numeric Growth)                       50              Epsilon 2 (Municipal Money)                  1
HH (n/i numeric Mid Cap)                      50              Epsilon 3 (Government Money)                 1
II (Baker 500 Growth Fund)                    100             Epsilon 4 (N.Y. Money)                       1
JJ (Baker 500 Growth Fund)                    100             Zeta 1 (Money)                               1
KK                                            100             Zeta 2 (Municipal Money)                     1
LL                                            100             Zeta 3 (Government Money)                    1
MM                                            100             Zeta 4 (N.Y. Money)                          1
NN                                            100             Eta 1 (Money)                                1
OO                                            100             Eta 2 (Municipal Money)                      1
PP                                            100             Eta 3 (Government Money)                     1
QQ (Boston Partners Institutional                             Eta 4 (N.Y. Money)                           1
Large Cap)                                    100
RR (Boston Partners Investors Large                           Theta 1 (Money)                              1
Cap)                                          100
SS (Boston Partners Advisor Large                             Theta 2 (Municipal Money)                    1
Cap)                                          100
TT (Boston Partners Investors Mid                             Theta 3 (Government Money)                   1
Cap)                                          100
UU (Boston Partners Institutional                             Theta 4 (N.Y. Money)                         1
Mid Cap)                                      100
VV (Boston Partners Institutional
All Cap Value)                                100
WW (Boston Partners Investors All
Cap Value)                                    100




         The classes of Common Stock have been grouped into separate "families." There are seven families that currently have operating portfolios, including: the Sansom Street Family, the Bedford Family, the Schneider Capital Management Family, the n/i numeric family of funds, the Boston Partners Family, the Bogle Family and the Baker 500 Family. The Bedford Family and the Sansom Street Family represent interests in the Money Market Portfolio; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interests in five non-money market portfolios; the Bogle Family represents interests in one non-money market portfolio; the Schneider Capital Management Family represents interests in two non-money market portfolios; and the Baker 500 Family represents interests in one non-money market portfolio. The CU Members' Liquidity Fund is part of an eighth family, the WesCorp Family, which includes two money market portfolios.

         Each share that represents an interest in a Portfolio has an equal proportionate interest in the assets belonging to such Portfolio with each other share that represents an interest in such Portfolio, even if a share has a different class designation than another share representing an interest in that Portfolio. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the prospectuses, shares of the Company will be fully paid and non-assessable.

         The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

         Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Holders of shares of each class of the Company will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Company may elect all directors.

         Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).


                       PURCHASE AND REDEMPTION INFORMATION

         You may purchase and redeem shares of the Portfolio through your credit union or broker-dealer ("Service Organization") or directly by mail or wire. The Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio. A shareholder will bear the risk of a decline in market value and any tax consequences associated with a redemption in securities.

         Under the 1940 Act, the Company may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

         Shares of the Company are subject to redemption by the Company, at the redemption price of such shares as in effect from time to time, including, without limitation: to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the prospectuses from time to time; if such redemption is, in the opinion of the Company's Board of Directors, desirable in order to prevent the Company or the Portfolio from being deemed a "personal holding company" within the meaning of the Internal Revenue Code of 1986, as amended; or if the net income with respect to any particular class of common stock should be negative or it should otherwise be appropriate to carry out the Company's responsibilities under the 1940 Act.

         The computation of the hypothetical offering price per share of the Portfolio based on the projected value of the Portfolio's net assets and its shares outstanding is as follows:

           ------------------------------------------ ------------
           Net Assets                                    $1.00
           ------------------------------------------ ------------
           Outstanding shares                            1
           ------------------------------------------ ------------
           Net asset value per share                     $1.00
           ------------------------------------------ ------------
           Maximum sales charge                          --
           ------------------------------------------ ------------
           Maximum offering price to public              $1.00
           ------------------------------------------ ------------

                               VALUATION OF SHARES


         The Company intends to use its best efforts to maintain the net asset value of the Portfolio at $1.00 per share. Net asset value per share, the value of an individual share in the Portfolio, is computed by adding the value of the proportionate interest of the Portfolio's securities, cash and other assets, subtracting the actual and accrued liabilities of the Portfolio and dividing the result by the number of outstanding shares of such Portfolio. The net asset value of each class of the Company is determined independently of the other classes. The Portfolio's "net assets" equal the value of the Portfolio's investments and other securities less its liabilities. The Portfolio's net asset value per share is computed as of 4:00 p.m. (Eastern Time) on each Business Day. "Business Day" means each weekday when both the NYSE and the Federal Reserve Bank of Philadelphia (the "FRB") are open. Currently, the NYSE is closed weekends and on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed) and the preceding Friday and subsequent Monday when one of these holidays falls on a Saturday or Sunday. The FRB is currently closed on weekends and the same holidays as the NYSE as well as Columbus Day and Veterans' Day. The Portfolio's net asset value may be computed as described above on days that the NYSE is closed in an emergency situation, if in the opinion of the Adviser and PFPC, the Portfolio can otherwise maintain its operations.

         The Company calculates the value of the portfolio securities of the Portfolio by using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Portfolio may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

         The amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price the Portfolio would receive if the security were sold prior to maturity. The Company's Board of Directors has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for the Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Portfolio, the Board of Directors will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations.

         The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a deemed maturity under Rule 2a-7 of the 1940 Act greater than 13 months, will limit portfolio investments, including repurchase agreements (where permitted), to those United States dollar-denominated instruments that the Adviser determines present minimal credit risks pursuant to guidelines adopted by the Board of Directors, and the Adviser will comply with certain reporting and recordkeeping procedures concerning such credit determination. There is no assurance that constant net asset value will be maintained. In the event amortized cost ceases to represent fair value in the judgment of the Company's Board of Directors, the Board will take such actions as it deems appropriate.

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.


                                      TAXES


         The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute its respective income to shareholders each year, so that the Portfolio generally will be relieved of federal income and excise taxes. If the Portfolio were to fail to so qualify: (1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if the Portfolio were to fail to make sufficient distributions in a year, the Portfolio would be subject to corporate income taxes and/or excise taxes in respect to the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Portfolio on December 31 of such year if such dividends are actually paid during January of the following year.

         The Portfolio will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Portfolio that he or she is not subject to back-up withholding when required to do so or that he or she is an "exempt recipient." The withholding rate for 2003 is 30% and for 2004 is 29%.

                             PERFORMANCE INFORMATION


         The Portfolio's current and effective yields are computed using standardized methods required by the SEC. The annualized yields for the Portfolio are computed by: (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of the Portfolio will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, lengths of maturities of the portfolio securities, the method used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce the effective yield.

         The yields on certain obligations, including the money market instruments in which the Portfolio invests (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. In addition, subsequent to its purchase by the Portfolio, an issue may cease to be rated or may have its rating reduced below the minimum required for purchase. In such an event, the Adviser will consider whether the Portfolio should continue to hold the obligation.

         From time to time, in advertisements or in reports to shareholders, the yields of the Portfolio may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of the Portfolio may be compared to the Donoghue's Money Company Average, which is an average compiled by IBC Money Company Report(R), a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service that monitors the performance of mutual funds.

                                  MISCELLANEOUS


         COUNSEL

         The law firm of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Company and the non-interested Directors.


         INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the Company's independent accountants. PricewaterhouseCoopers LLP performs an annual audit of the Company's financial statements.


                              FINANCIAL STATEMENTS


         As of the date of this SAI, the Portfolio had not commenced operations. As a result, there are no financial statements for the Portfolio.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS
-------------------------

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt.

These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.


         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

         R-1      Prime Credit Quality

         R-2      Adequate Credit Quality

         R-3      Speculative

         All three DBRS rating categories for short-term debt use "high", "middle" or "low" as subset grades to designate the relative standing of the credit within a particular rating category. The following comments provide separate definitions for the three grades in the Prime Credit Quality area.

         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability which is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

         "R-2 (high)", "R-2 (middle)", "R-2 (low)" - Short-term debt rated "R-2" is of adequate credit quality and within the three subset grades, debt protection ranges from having reasonable ability for timely repayment to a level which is considered only just adequate. The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit". Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

         "R-3 (high)", "R-3 (middle)", "R-3 (low)" - Short-term debt rated "R-3" is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.


LONG-TERM CREDIT RATINGS
------------------------

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

         The following summarizes the ratings used by DBRS for long-term debt:

         "AAA" - Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

         "AA" - Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category, entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

         "BBB" - Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

         "BB" - Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

         "B" - Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC" / "CC" / "C" - Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than bonds rated "B". Bonds rated below "B" often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the "C" to "CCC" categories, with "CC" and "C" normally used to lower ranking debt of companies where the senior debt is rated in the "CCC" to "B" range.

         "D" - This category indicates bonds in default of either interest or principal.

         ("high", "low") grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. Note that "high" and "low" grades are not used for the AAA category.


NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS
------------------------------------------------

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             o  Positive means that a rating may be raised.
             o  Negative means that a rating may be lowered.
             o  Stable means that a rating is not likely to change.
             o  Developing means a rating may be raised or lowered.
             o  N.M. means not meaningful.

MOODY'S

        WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

        RATING OUTLOOKS: A Moody's rating outlook is an opinion regarding the likely direction of an issuers rating over the medium term. Rating outlooks fall into the following four categories: Positive, Negative, Stable and Developing (contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, Moody's written research will describe any differences in the outlooks for the issuer and the reasons for these differences. If no outlook is present, the following designations will be used:
Rating(s) Under Review or No Outlook. Rating(s) Under Review indicates that the issuer has one or more ratings under review for possible change, and this over-rides the Outlook designation. If an analyst has not yet assigned an Outlook, then No Outlook will be displayed.

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

DBRS

RATING TRENDS

         With the exception of ratings in the securitization area, each DBRS rating is appended with a rating trend. Rating trends give the investor an understanding of DBRS' opinion regarding the outlook for the rating in question, with trends falling into one of three categories - Positive, Negative or Stable. Ratings in the securitization area are not given trends because these ratings are determined by the parameters on each transaction, for which the issues are relatively black and white - these parameters are either met or not. When trends are used, they give an indication of what direction the rating in question is headed should the given conditions and tendencies continue.

         Although the trend opinion is often heavily based on an evaluation of the issuing entity or guarantor itself, DBRS also considers the outlook for the industry or industries in which the entity operates and to varying degrees, specific terms of an issue or its hierarchy in the capital structure when assigning trends. DBRS assigns trends to each security, rather than to the issuing entity, as some rating classification scales are broader than others and the duration and ranking of securities can impact the strengths and challenges that affect the entity. As a result, it is not unusual for securities of the same entity to have different trends; however, the presence of a Positive trend and a Negative trend on securities issued by the same entity is a rare occurrence.


RATING ACTIONS

         In addition to confirming ratings, releasing new ratings or making rating changes, other DBRS rating actions include:

          SUSPENDED RATINGS: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer's future ability and willingness to meet outstanding obligations. In order for a complete credit quality assessment, DBRS requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified. Since the availability of such information is critical to the rating assessment, any changes in management's willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS's assessment of the degree of accuracy of a rating possible without the cooperation of management. DBRS will suspend ratings when the level of concern reaches a point that an informed rating opinion of the credit quality of the outstanding obligation cannot be provided.

         DISCONTINUED RATINGS: When an entity retires all of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS will normally discontinue its rating on the security in question. Should the entity ultimately reconsider its decision and re-issue new debt, the rating will be re-instated pending a full review of the credit quality of the issuer.

         It should be noted that there are cases when DBRS will assign a rating even if there is no outstanding debt obligation and the entity in question has no firm plans to issue debt in the future. These cases are often driven by the fact that assigning a rating to the "non-security" provides support to other DBRS ratings, either in the same entity or within the same family of companies. Such ratings are generally referred to as "corporate ratings" and are not publicly disclosed by DBRS.

         RATINGS "UNDER REVIEW" : DBRS maintains continuous surveillance of all rated entities; therefore, all ratings are always under review. Accordingly, when a significant event occurs that may directly impact the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. If there is high uncertainty regarding the outcome of the event and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed "Under Review". Ratings may also be placed "Under Review" by DBRS when changes in credit status occur for any other reason that brings DBRS to the conclusion that the present ratings may no longer be appropriate.

         Ratings which are "Under Review" are qualified with one of the following three provisional statements: "negative implications", "positive implications", or "developing implications", indicating DBRS' preliminary evaluation of the impact on the credit quality of the issuer/security. As such, the ratings that were in effect prior to the review process can be used as the basis for the relative credit quality implications. It must be stressed that a rating change will not necessarily result from the review process.


MUNICIPAL NOTE RATINGS
----------------------

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.


ABOUT CREDIT RATINGS
--------------------

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS

                                                                                                        SEE NOTE #
                                                                                                        ----------
         (a)      (1)      Articles of Incorporation of Registrant.                                         1
                  (2)      Articles Supplementary of Registrant.                                            1
                  (3)      Articles of Amendment to Articles of Incorporation of Registrant.                2
                  (4)      Articles Supplementary of Registrant.                                            2
                  (5)      Articles Supplementary of Registrant.                                            5
                  (6)      Articles Supplementary of Registrant.                                            6
                  (7)      Articles Supplementary of Registrant.                                            9
                  (8)      Articles Supplementary of Registrant.                                            10
                  (9)      Articles Supplementary of Registrant.                                            11
                  (10)     Articles Supplementary of Registrant.                                            11
                  (11)     Articles Supplementary of Registrant.                                            13
                  (12)     Articles Supplementary of Registrant.                                            13
                  (13)     Articles Supplementary of Registrant.                                            13
                  (14)     Articles Supplementary of Registrant.                                            13
                  (15)     Articles Supplementary of Registrant.                                            14
                  (16)     Articles Supplementary of Registrant.                                            17
                  (17)     Articles Supplementary of Registrant.                                            19
                  (18)     Articles Supplementary of Registrant.                                            21
                  (19)     Articles of Amendment to Charter of the Registrant.                              22
                  (20)     Articles Supplementary of Registrant.                                            22
                  (21)     Articles Supplementary of Registrant.                                            31
                  (22)     Articles Supplementary of Registrant.                                            31
                  (23)     Articles Supplementary of Registrant.                                            29
                  (24)     Articles Supplementary of Registrant.                                            29
                  (25)     Articles Supplementary of Registrant.                                            34
                  (26)     Articles Supplementary of Registrant.                                            36
                  (27)     Articles of Amendment to Charter of the Registrant.                              37
                  (28)     Articles Supplementary of Registrant.                                            37
                  (29)     Articles Supplementary of Registrant.                                            37
                  (30)     Articles of Amendment to Charter of the Registrant.                              37
                  (31)     Articles Supplementary of Registrant                                             38
                  (32)     Articles Supplementary to Charter of the Registrant.                             42
                  (33)     Articles of Amendment to Charter of the Registrant.                              42
                  (34)     Articles Supplementary of Registrant.                                            43
                  (35)     Articles Supplementary of Registrant.                                            44

                  (36)     Form of Articles Supplementary of Registrant.                                    47

         (b)      (1)      By-Laws, as amended.                                                             37
         (c)      (1)      See Articles VI, VII, VIII, IX and XI of Registrant's Articles of                1
                           Incorporation dated February 17, 1988.
                  (2)      See Articles II, III, VI, XIII, and XIV of Registrant's By-Laws as               17
                           amended through April 26, 1996.
         (d)      (1)      Investment Advisory Agreement (Money Market) between Registrant and              3
                           Provident Institutional Management Corporation, dated as of August 16,
                           1988.
                  (2)      Sub-Advisory Agreement (Money Market) between Provident                          3
                           Institutional Management Corporation and Provident National Bank, dated as of August 16, 1988.

                                                                                                        SEE NOTE #
                                                                                                        ----------

                  (3)      Assumption Agreement (Money Market Fund) between PNC                             34
                           Bank, N.A. and BlackRock Institutional Management Corporation (formerly
                           PNC Institutional Management Corporation) dated April 29, 1998.
                  (4)      Investment Advisory Agreement (Tax-Free Money Market) between                    3
                           Registrant and Provident Institutional Management Corporation, dated as of August 16, 1988.
                  (5)      Sub-Advisory Agreement (Tax-Free Money Market) between                           3
                           Provident Institutional Management Corporation and Provident National
                           Bank, dated as of August 16, 1988.
                  (6)      Assumption Agreement (Municipal Money Market Fund) between PNC                   34
                           Bank, N.A. and BlackRock Institutional Management Corporation (formerly
                           PNC Institutional Management Corporation) dated April 29, 1998.
                  (7)      Investment Advisory Agreement (Government Obligations                            3
                           Money Market) between Registrant and Provident Institutional Management
                           Corporation, dated as of August 16, 1988.
                  (8)      Sub-Advisory Agreement (Government Obligations Money Market)                     3
                           between Provident Institutional Management Corporation and Provident
                           National Bank, dated as of August 16, 1988.
                  (9)      Assumption Agreement (Government Obligations Money Market Fund) between          34
                           PNC Bank, N.A. and BlackRock Institutional Management Corporation
                           (formerly PNC Institutional Management Corporation) dated April 29,
                           1998.
                  (10)     Investment Advisory Agreement (Government Securities) between                    8
                           Registrant and Provident Institutional Management Corporation dated as of April 8, 1991.
                  (11)     Investment Advisory Agreement (New York Municipal Money Market) between          9
                           Registrant and Provident Institutional Management Corporation dated
                           November 5, 1991.
                  (12)     Investment Advisory Agreement (Tax-Free Money Market) between                    10
                           Registrant and Provident Institutional Management Corporation dated
                           April 21, 1992.
                  (13)     Investment Advisory Agreement (n/i Micro Cap Fund) between Registrant            17
                           and Numeric Investors, L.P.
                  (14)     Investment Advisory Agreement (n/i Growth Fund) between Registrant and           17
                           Numeric Investors, L.P.
                  (15)     Investment Advisory Agreement (n/i Mid Cap Fund - formerly Growth &              17
                           Value) between Registrant and Numeric Investors, L.P.

                  (16)     Investment Advisory Agreement (Boston Partners Large Cap Value Fund)             47
                           between Registrant and Boston Partners Asset Management, L.P.
                  (17)     Investment Advisory Agreement (Boston Partners Mid Cap Value Fund)               47
                           between Registrant and Boston Partners Asset Management, L.P.

                  (18)     Investment Advisory Agreement (Boston Partners Bond Fund) between                24
                           Registrant and Boston Partners Asset Management, L.P. dated December 1,
                           1997.
                  (19)     Investment Advisory Agreement (Schneider Small Cap Value Fund) between           29
                           Registrant and Schneider Capital Management Company.

                  (20)     Investment Advisory Agreement (Boston Partners Small Cap Value Fund II)          47
                           between Registrant and Boston Partners Asset Management, L.P.
                  (21)     Investment Advisory Agreement (Boston Partners Long/Short Equity Fund)           47
                           between Registrant and Boston Partners Asset Management, L.P.



                                                                                                       SEE NOTE #
                                                                                                       ----------

                  (22)     Investment Advisory Agreement (n/i Small Cap Value Fund) between                 31
                           Registrant and Numeric Investors, L.P.
                  (23)     Form of Investment Advisory Agreement (Boston Partners Fund -                    32
                           Formerly Long-Short Equity) between Registrant and Boston Partners
                           Asset Management, L. P.
                  (24)     Investment Advisory Agreement (Bogle Small Cap Growth Fund) between              34
                           Registrant and Bogle Investment Management, L. P.
                  (25)     Amendment No. 1 to Investment Advisory Agreement between Registrant and          38
                           Numeric Investors, L. P. for the n/I numeric investors Growth Fund.
                  (26)     Amendment No. 1 to Investment Advisory Agreement between Registrant and          38
                           Numeric Investors, L. P. for the n/I numeric investors Mid Cap Fund.
                  (27)     Amendment No. 1 to Investment Advisory Agreement between Registrant and          38
                           Numeric Investors, L. P. for the n/I numeric investors Small Cap Value
                           Fund.

                  (28)     Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between       47
                           Registrant and Boston Partners Asset Management, L. P.

                  (29)     Investment Advisory Agreement between Registrant and Schneider Capital           45
                           Management Company.
                  (30)     Investment Advisory Agreement between Registrant and Baker 500                   46
                           Corporation for the Baker 500 Growth Fund..

                  (31)     Form of Investment Advisory Agreement between Registrant and                     46
                           WesCorp Investment Services, LLC for the Institutional Liquidity Fund
                           for Credit Unions.
                  (32)     Form of Investment Advisory Agreement between Registrant and                     47
                           WesCorp Investment Services, LLC for the CU Members' Liquidity Fund.

         (e)      (1)      Distribution Agreement between Registrant and PFPC                               38
                           Distributors, Inc. dated as of January 2, 2001.
                  (2)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Money Class)
                  (3)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Municipal Money Class)
                  (4)      Distribution Agreement Supplement between Registrant and PFPC                    40
                           Distributors, Inc. (Bear Stearns Government Money Class)
                  (5)      Distribution Agreement Supplement between Registrant and PFPC                    45
                           Distributors, Inc. (Boston Partners All-Cap Value Fund Investor Class).
                  (6)      Distribution Agreement Supplement between Registrant and PFPC                    45
                           Distributors, Inc. (Boston Partners All-Cap Value Fund Institutional
                           Class).
                  (7)      Distribution Agreement Supplement between Registrant and PFPC                    45
                           Distributors, Inc. (Schneider Value Fund).
                  (8)      Distribution Agreement Supplement between Registrant                             46
                           and PFPC Distributors, Inc. (Baker 500 Growth Fund).
                  (9)      Form of Distribution Agreement Supplement between Registrant                     46
                           and PFPC Distributors, Inc. (Institutional Liquidity Fund for Credit
                           Unions).

                  (10)     Form of Distribution Agreement Supplement between Registrant                     47
                           and PFPC Distributors, Inc. (CU Members' Liquidity Fund).

         (f)      (1)      Fund Office Retirement Profit-Sharing and Trust Agreement, dated as              23
                           of October 24, 1990, as amended.
                  (2)      Form of Amendment No. 1 to Fund Office Retirement Profit                         45
                           Sharing Plan and Trust Reflecting EGTRRA


                                                                                                        SEE NOTE #
                                                                                                        ----------

         (g)      (1)      Custodian Agreement between Registrant and Provident National Bank               3
                           dated as of August 16, 1988.
                  (2)      Sub-Custodian Agreement among The Chase Manhattan Bank, N.A., the                10
                           Registrant and Provident National Bank, dated as of July 13, 1992, relating to custody of Registrant's foreign securities.
                  (3)      Amendment No. 1 to Custodian Agreement dated August 16, 1988.                    9
                  (4)      Custodian Contract between Registrant and State Street Bank and Trust            12
                           Company.
                  (5)      Custody Agreement between Registrant and Custodial Trust Company on              17
                           behalf of n/I Micro Cap Fund, n/I Growth Fund and n/I Mid Cap Fund
                           (formerly Growth & Value) Portfolios of the Registrant.
                  (6)      Custodian Agreement Supplement Between Registrant and PNC Bank,                  20
                           National Association dated October 16, 1996.
                  (7)      Custodian Agreement Supplement between Registrant and PNC Bank,                  22
                           National Association, on behalf of the Boston Partners Mid Cap Value
                           Fund.
                  (8)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          24
                           behalf of the Boston Partners Bond Fund.
                  (9)      Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          29
                           behalf of the Schneider Small Cap Value Fund.
                  (10)     Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          29
                           behalf of the Boston Partners Small Cap Value Fund II (formerly Micro
                           Cap Value).
                  (11)     Custodian Agreement Supplement between Registrant and PNC Bank, N.A. on          31
                           behalf of Boston Partners Long/Short Equity Fund (formerly Market
                           Neutral).
                  (12)     Custodian Agreement Supplement between Registrant and Custodial Trust            31
                           Company on behalf of n/I Small Cap Value Fund.
                  (13)     Form of Custodian Agreement Supplement between Registrant and                    32
                           PFPC Trust Company (Boston Partners Fund - formerly Long Short Equity)
                  (14)     Custodian Agreement Supplement between Registrant and PFPC                       34
                           Trust Company (Bogle Small Cap Growth Fund)
                  (15)     Letter Agreement among Registrant, The Chase Manhattan Bank and                  42
                           PFPC Trust Company, dated as of July 2, 2001, relating to custody of
                           Registrant's foreign securities
                  (16)     Custodian Agreement Supplement between Registrant and PFPC                       45
                           Trust Company (Boston Partners All-Cap Value Fund).
                  (17)     Custodian Agreement Supplement between Registrant and PFPC                       45
                           Trust Company (Schneider Value Fund).
                  (18)     Custodian Agreement Supplement between Registrant and PFPC                       46
                           Trust Company (Baker 500 Growth Fund).
                  (19)     Form of Custodian Agreement Supplement between Registrant and                    46
                           PFPC Trust Company (Institutional Liquidity Fund for Credit Unions).

                  (20)     Form of Custodian Agreement Supplement between Registrant and                    47
                           PFPC Trust Company (CU Members' Liquidity Fund).

         (h)      (1)      Transfer Agency Agreement (Sansom Street) between Registrant and                 3
                           Provident Financial Processing Corporation, dated as of August 16, 1988.
                  (2)      Transfer Agency Agreement (Cash Preservation) between Registrant and             3
                           Provident Financial Processing Corporation, dated as of August 16, 1988.
                  (3)      Shareholder Servicing Agreement (Sansom Street Money Market).                    3
                  (4)      Shareholder Servicing Agreement (Sansom Street Tax-Free Money Market).           3


                                                                                                       SEE NOTE #
                                                                                                       ----------

                  (5)      Shareholder Servicing Agreement (Sansom Street Government Obligations            3
                           Money Market).
                  (6)      Shareholder Services Plan (Sansom Street Money Market).                          3
                  (7)      Shareholder Services Plan (Sansom Street Tax-Free Money Market).                 3
                  (8)      Shareholder Services Plan (Sansom Street Government Obligations Money            3
                           Market).
                  (9)      Transfer Agency Agreement (Bedford) between Registrant and Provident             3
                           Financial Processing Corporation, dated as of August 16, 1988.
                  (10)     Administration and Accounting Services Agreement between Registrant and          8
                           Provident Financial Processing Corporation, relating to Government
                           Securities Portfolio, dated as of April 10, 1991.
                  (11)     Administration and Accounting Services Agreement between Registrant and          9
                           Provident Financial Processing Corporation, relating to New York
                           Municipal Money Market Portfolio dated as of November 5, 1991.
                  (12)     Transfer Agency Agreement and Supplements (Bradford, Beta, Gamma,                9
                           Delta, Epsilon, Zeta, Eta and Theta) between Registrant and Provident
                           Financial Processing Corporation dated as of November 5, 1991.
                  (13)     Administration and Accounting Services Agreement between Registrant and          10
                           Provident Financial Processing Corporation, relating to Tax-Free Money
                           Market Portfolio, dated as of April 21, 1992.
                  (14)     Transfer Agency and Service Agreement between Registrant and State               15
                           Street Bank and Trust Company and PFPC, Inc. dated February 1, 1995.
                  (15)     Supplement to Transfer Agency and Service Agreement between Registrant,          15
                           State Street Bank and Trust Company, Inc. and PFPC dated April 10, 1995.
                  (16)     Amended and Restated Credit Agreement dated December 15, 1994.                   16
                  (17)     Transfer Agency Agreement Supplement (n/I Micro Cap Fund, n/I Growth             17
                           Fund and n/I Mid Cap Fund (formerly Growth & Value)) between Registrant and PFPC, Inc. dated April 14, 1996.
                  (18)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/I Micro Cap Fund) dated April 24, 1996.
                  (19)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/I Growth Fund) dated April 24, 1996.
                  (20)     Administration and Accounting Services Agreement between Registrant and          17
                           PFPC, Inc. (n/I Mid Cap Fund (formerly Growth & Value)) dated April 24,
                           1996.
                  (21)     Transfer Agreement and Service Agreement between Registrant and State            18
                           Street Bank and Trust Company.
                  (22)     Administration and Accounting Services Agreement between the Registrant          21
                           and PFPC Inc. dated October 16, 1996 (Boston Partners Large Cap Value
                           Fund).
                  (23)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Institutional Class).
                  (24)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Investor Class).
                  (25)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            20
                           (Boston Partners Large Cap Value Fund, Advisor Class).
                  (26)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,           22
                           (Boston Partners Mid Cap Value Fund, Institutional Class).


                                                                                                        SEE NOTE #
                                                                                                        ----------

                  (27)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.,           22
                           (Boston Partners Mid Cap Value Fund, Investor Class).
                  (28)     Administration and Accounting Services Agreement between Registrant and          22
                           PFPC Inc. dated, May 30, 1997 (Boston Partners Mid Cap Value Fund).
                  (29)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           24
                           dated December 1, 1997 (Boston Partners Bond Fund, Institutional Class).
                  (30)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           24
                           dated December 1, 1997 (Boston Partners Bond Fund, Investor Class).
                  (31)     Administration and Accounting Services Agreement between Registrant and          24
                           PFPC, Inc. dated December 1, 1997 (Boston Partners Bond Fund).
                  (32)     Administration and Accounting Services Agreement between Registrant and          29
                           PFPC Inc. (Schneider Small Cap Value Fund).
                  (33)     Transfer Agency Agreement Supplement between Registrant and PFPC Inc.            29
                           (Schneider Small Cap Value Fund).
                  (34)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           29
                           (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value),
                           Institutional Class).
                  (35)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           29
                           (Boston Partners Small Cap Value Fund II (formerly Micro Cap Value),
                           Investor Class).
                  (36)     Administration and Accounting Services Agreement between Registrant and          29
                           PFPC, Inc. (Boston Partners Micro Cap Value Fund).
                  (37)     Administrative Services Agreement between Registrant and Provident               26
                           Distributors, Inc. dated as of May 29, 1998 and relating to the n/I funds, Schneider Small Cap Value Fund and Institutional Shares of the
                           Boston Partners Funds.
                  (38)     Administrative Services Agreement Supplement between Registrant and              31
                           Provident Distributors, Inc. relating to the Boston Partners Long/Short
                           Equity Fund (formerly Market Neutral) - Institutional Class.
                  (39)     Administrative and Accounting Services Agreement between Registrant and          31
                           PFPC, Inc. (Boston Partners Long/Short Equity Fund (formerly Market
                           Neutral) -  Institutional and Investor Classes).
                  (40)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           31
                           (Boston Partners Long/Short Equity Fund (formerly Market Neutral) -
                           Institutional and Investor Classes).
                  (41)     Transfer Agency Agreement Supplement between Registrant and PFPC, Inc.           31
                           (n/I Small Cap Value Fund).
                  (42)     Administration and Accounting Services Agreement between Registrant and          31
                           PFPC, Inc. (n/I Small Cap Value Fund).
                  (43)     Co-Administration Agreement between Registrant and Bear Stearns Funds            31
                           Management, Inc. (n/I Small Cap Value Fund).
                  (44)     Administrative Services Agreement between Registrant and Provident               31
                           Distributors, Inc. (n/I Small Cap Value Fund).
                  (45)     Form of Transfer Agency Agreement Supplement between                             32
                           Registrant and PFPC, Inc. (Boston Partners Fund (formerly Long-Short
                           Equity)).
                  (46)     Form of Administrative Services Agreement Supplement between                     32
                           Registrant and Provident Distributors, Inc. (Boston Partners Fund
                           (formerly Long-Short Equity) - Institutional Shares).


                                                                                                        SEE NOTE #
                                                                                                        ----------

                  (47)     Form of Administration and Accounting Services Agreement                         32
                           between Registrant and PFPC, Inc. (Boston Partners Fund (formerly
                           Long-Short Equity)).
                  (48)     Transfer Agency Agreement Supplement between Registrant and                      34
                           PFPC, Inc. (Bogle Small Cap Growth Fund).
                  (49)     Administrative Services Agreement between Registrant and                         34
                           Provident Distributors, Inc. (Bogle Small Cap Growth Fund).
                  (50)     Non 12b-1 Shareholder Services Plan and Agreement for Bogle                      34
                           Small Cap Growth Investor Shares.
                  (51)     Agreement between E*TRADE Group, Inc.,                                           36
                           Registrant and Registrant's principal underwriter.
                  (52)     Fee Waiver Agreement for n/I Numeric Investors Funds.                            36
                  (53)     Administration and Accounting Services Agreement between Registrant              36
                           and PFC, Inc. (Bogle Investment Management Small Cap Growth Fund).
                  (54)     Solicitation Agreement between n/I Numeric Investors and                         36
                           Shareholder Communications Corporation.
                  (55)     Administrative Services Assignment Agreement between                             38
                           Registrant and PFPC Distributors, Inc. dated January 2, 2001.
                  (56)     Transfer Agency Supplement between Registrant and PFPC Inc.                      40
                           for the Bear Stearns Money Market Family.
                  (57)     Transfer Agency Supplement between Registrant and PFPC Inc. for                  45
                           the Boston Partners All-Cap Value Fund.
                  (58)     Form of Administration and Accounting Services Agreement                         42
                           between Registrant and PFPC Inc. for the Boston Partners All-Cap Value
                           Fund.
                  (59)     Administrative Services Agreement Supplement between                             45
                           Registrant and PFPC Distributors Inc. for the Boston Partners All-Cap
                           Value Fund.
                  (60)     Transfer Agency Supplement between Registrant and PFPC Inc.                      45
                           for Schneider Value Fund.
                  (61)     Form of Administration and Accounting Services Agreement                         43
                           between Registrant and PFPC Inc. for the Schneider Value Fund.
                  (62)     Administrative Services Agreement Supplement between                             45
                           Registrant and PFPC Distributors, Inc. for the Schneider Value Fund.
                  (63)     Transfer Agency Agreement Supplement between Registrant and                      46
                           PFPC Inc. for the Baker 500 Growth Fund.
                  (64)     Administration and Accounting Services Agreement between                         46
                           Registrant and PFPC Inc. for the Baker 500 Growth Fund.
                  (65)     Administrative Services Agreement Supplement between Registrant                  46
                           and PFPC Distributors, Inc. for the Baker 500 Growth Fund.
                  (66)     Form of Administration, Accounting, Transfer Agency and                          44
                           Custodian Services Fee Letter Agreement between Registrant and
                           PFPC Inc. for the Baker 500 Growth Fund.
                  (67)     Form of Non - 12b-1 Shareholder Services Plan and Related Form                   44
                           of Shareholder Servicing Agreement.
                  (68)     Shareholder Servicing Agreement (Bogle Small Cap Growth Fund).                   45
                  (69)     Administrative Services Agreement Supplement between                             45
                           Registrant and PFPC Distributors, Inc. for Investor Shares of the
                           Boston Partners Funds.
                  (70)     Form of Administration and Accounting Services Agreement                         46
                           between Registrant and PFPC Inc. for the Institutional Liquidity Fund
                           for Credit Unions.
                  (71)     Form of Administrative Services Agreement Supplement between                     46
                           Registrant and PFPC Distributors, Inc. for the Institutional Liquidity
                           Fund for Credit Unions.


                                                                                                       SEE NOTE #
                                                                                                       ----------

                  (72)     Form of Transfer Agency Agreement Supplement between Registrant                  46
                           and PFPC Inc. for the Institutional Liquidity Fund for Credit Unions.
                  (73)     Amended and Restated Non-12b-1 Shareholder Services Plan                         46
                           (Numeric Funds).

                  (74)     Form of Administration and Accounting Services Agreement                         47
                           between Registrant and PFPC Inc. for the CU Members' Liquidity Fund.
                  (75)     Form of Administrative Services Agreement Supplement between                     47
                           Registrant and PFPC Distributors, Inc. for the CU Members' Liquidity
                           Fund.
                  (76)     Form of Transfer Agency Agreement Supplement between Registrant                  47
                           and PFPC Inc. for the CU Members' Liquidity Fund.
                  (77)     Amended and Restated Non-12b-1 Shareholder Services Plan for                     47
                           the CU Members' Liquidity Fund.
         (i)               Opinion of Drinker Biddle & Reath LLP.                                           47
         (j)               Consent of Drinker Biddle & Reath LLP.                                           47
         (k)               None.

         (l)      (1)      Subscription Agreement (relating to Classes A through N).                        2
                  (2)      Subscription Agreement between Registrant and Planco Financial                   7
                           Services, Inc., relating to Classes O and P.
                  (3)      Subscription Agreement between Registrant and Planco Financial                   7
                           Services, Inc., relating to Class Q.
                  (4)      Subscription Agreement between Registrant and Counsellors Securities             9
                           Inc. relating to Classes R, S, and Alpha 1 through Theta 4.
                  (5)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class FF (n/I Micro Cap Fund).
                  (6)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class GG (n/I Growth Fund).
                  (7)      Purchase Agreement between Registrant and Numeric Investors, L.P.                17
                           relating to Class HH (n/I Mid Cap Fund - formerly Growth & Value).
                  (8)      Purchase Agreement between Registrant and Boston Partners Asset                  21
                           Management, L.P. relating to Classes QQ, RR and SS (Boston Partners
                           Large Cap Value Fund).
                  (9)      Purchase Agreement between Registrant and Boston Partners Asset                  22
                           Management, L.P. relating to Classes TT and UU (Boston Partners Mid Cap
                           Value Fund).
                  (10)     Purchase Agreement between Registrant and Boston Partners Asset                  24
                           Management L.P. relating to Classes VV and WW (Boston Partners Bond
                           Fund).
                  (11)     Purchase Agreement between Registrant and Schneider Capital Management           29
                           Company relating to Class YY (Schneider Small Cap Value Fund).
                  (12)     Purchase Agreement between Registrant and Boston Partners Asset                  29
                           Management, L.P. relating to Classes DDD and EEE (Boston Partners Small
                           Cap Value Fund II (formerly Micro Cap Value)).
                  (13)     Purchase Agreement between Registrant and Boston Partners Asset                  31
                           Management relating to Classes III and JJJ (Boston Partners Long/Short
                           Equity Fund (formerly Market Neutral)).
                  (14)     Purchase Agreement between Registrant and Provident Distributors, Inc.           31
                           relating to Class MMM (n/I Small Cap Value Fund).
                  (15)     Form of Purchase Agreement between Registrant and Boston                         32
                           Partners Asset Management, L. P. relating to Classes KKK and LLL
                           (Boston Partners Fund (formerly Long-Short Equity)).
                  (16)     Purchase Agreement between Registrant and Bogle Investment                       34
                           Management, L. P. (Bogle Small Cap Growth Fund)


                                                                                                        SEE NOTE #
                                                                                                        ----------

                  (17)     Purchase Agreement between Registrant and Boston Partners                        45
                           Asset Management , L.P. (Boston Partners All-Cap Value Fund).
                  (18)     Purchase Agreement between Registrant and Schneider Capital                      45
                           Management Company (Schneider Value Fund).
                  (19)     Purchase Agreement between Registrant and Baker 500                              46
                           Corporation (Baker 500 Growth Fund).
                  (20)     Form of Purchase Agreement between Registrant and WesCorp                        46
                           Investment Services, LLC (Institutional Liquidity Fund for Credit
                           Unions).

                  (21)     Form of Purchase Agreement between Registrant and                                47
                           WesCorp Investment Services, LLC (CU Members' Liquidity
                           Fund).

         (m)      (1)      Plan of Distribution (Sansom Street Money Market).                               3
                  (2)      Plan of Distribution (Sansom Street Tax-Free Money Market).                      3
                  (3)      Plan of Distribution (Sansom Street Government Obligations Money                 3
                           Market).
                  (4)      Plan of Distribution (Cash Preservation Money).                                  3
                  (5)      Plan of Distribution (Cash Preservation Tax-Free Money Market).                  3
                  (6)      Plan of Distribution (Bedford Money Market).                                     3
                  (7)      Plan of Distribution (Bedford Tax-Free Money Market).                            3
                  (8)      Plan of Distribution (Bedford Government Obligations Money Market).              3
                  (9)      Plan of Distribution (Income Opportunities High Yield).                          7
                  (10)     Amendment No. 1 to Plans of Distribution (Classes A through Q).                  8
                  (11)     Plan of Distribution (Beta Tax-Free Money Market).                               9
                  (12)     Plan of Distribution (Beta Government Obligations Money Market).                 9
                  (13)     Plan of Distribution (Beta New York Money Market).                               9
                  (14)     Plan of Distribution (Gamma Tax-Free Money Market).                              9
                  (15)     Plan of Distribution (Gamma Government Obligations Money Market).                9
                  (16)     Plan of Distribution (Gamma New York Municipal Money Market).                    9
                  (17)     Plan of Distribution (Delta New York Municipal Money Market).                    9
                  (18)     Plan of Distribution (Epsilon Money Market).                                     9
                  (19)     Plan of Distribution (Epsilon Tax-Free Money Market).                            9
                  (20)     Plan of Distribution (Epsilon Government Obligations Money Market).              9
                  (21)     Plan of Distribution (Epsilon New York Municipal Money Market).                  9
                  (22)     Plan of Distribution (Zeta Money Market).                                        9
                  (23)     Plan of Distribution (Zeta Tax-Free Money Market).                               9
                  (24)     Plan of Distribution (Zeta Government Obligations Money Market).                 9
                  (25)     Plan of Distribution (Zeta New York Municipal Money Market).                     9
                  (26)     Plan of Distribution (Eta Money Market).                                         9
                  (27)     Plan of Distribution (Eta Tax-Free Money Market).                                9
                  (28)     Plan of Distribution (Eta Government Obligations Money Market).                  9
                  (29)     Plan of Distribution (Eta New York Municipal Money Market).                      9
                  (30)     Plan of Distribution (Theta Money Market).                                       9
                  (31)     Plan of Distribution (Theta Tax-Free Money Market).                              9
                  (32)     Plan of Distribution (Theta Government Obligations Money Market).                9
                  (33)     Plan of Distribution (Theta New York Municipal Money Market).                    9
                  (34)     Plan of Distribution (Boston Partners Large Cap Value Fund Investor              21
                           Class).
                  (35)     Plan of Distribution (Boston Partners Large Cap Value Fund Advisor               21
                           Class).
                  (36)     Plan of Distribution (Boston Partners Mid Cap Value Fund Investor                21
                           Class).
                  (37)     Plan of Distribution (Boston Partners Bond Fund Investor Class).                 24


                                                                                                        SEE NOTE #
                                                                                                        ----------

                  (38)     Plan of Distribution (Boston Partners Small Cap Value Fund II (formerly          25
                           Micro Cap Value) Investor Class).
                  (39)     Amendment to Plans of Distribution pursuant to Rule 12b-1.                       31
                  (40)     Plan of Distribution (Boston Partners Long/Short Equity Fund (formerly           30
                           Market Neutral) - Investor Class).
                  (41)     Plan of Distribution (Principal Money Market).                                   29
                  (42)     Form of Plan of Distribution (Boston Partners Fund (formerly Long                32
                           Short Equity) - Investor Class).
                  (43)     Plan of Distribution (Bear Stearns Money Market Fund)                            40
                  (44)     Plan of Distribution (Bear Stearns Municipal Money Market Fund)                  40
                  (45)     Plan of Distribution (Bear Stearns Government Obligations Money                  40
                           Market Fund)
                  (46)     Plan of Distribution pursuant to Rule 12b-1 (Boston Partners                     45
                           All-Cap Value Fund).

                  (47)     Plan of Distribution pursuant to Rule 12b-1 (CU Members' Liquidity Fund).        47

         (n)      (1)      Amended Rule 18f-3 Plan.                                                         46
         (p)      (1)      Code of Ethics of the Registrant.                                                37
                  (2)      Code of Ethics of Boston Partners Asset Management, L. P.                        46
                  (3)      Code of Ethics of Numeric Investors, L. P.                                       37
                  (4)      Code of Ethics of Schneider Capital Management Company.                          46
                  (5)      Code of Ethics of Bogle Investment Management, L. P.                             39
                  (6)      Code of Ethics of PFPC Distributors, Inc.                                        39
                  (7)      Code of Ethics of Baker 500 Corporation.                                         45

NOTE #
------

1 Incorporated herein by reference to Registrant's Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

2 Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement (No. 33-20827) filed on March 23, 1989, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

4 Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-20827) filed on October 25, 1989.

5 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

6 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

7 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement (No. 33-20827) filed on December 14, 1990.

8 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement (No. 33-20827) filed on October 24, 1991, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

9 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

10 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

11 Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

12 Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement (No. 33-20827) filed on October 28, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

13 Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant's Registration Statement filed on October 30, 1998.

14 Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement (No. 33-20827) filed on March 31, 1995.

15 Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement (No. 33-20827) filed on October 6, 1995.

16 Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement (No. 33-20827) filed on October 25, 1995.

17 Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement (No. 33-20827) filed on May 16, 1996.

18 Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement (No. 33-20827) filed on July 30, 1996.

19 Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement (No. 33-20827) filed on October 11, 1996.

20 Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement (No. 33-20827) filed on November 27, 1996.

21 Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement (No. 33-20827) filed on May 9, 1997.

22 Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant's Registration Statement (33-20827) filed on September 25, 1997.

23 Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement (33-20827) filed on December 1, 1997.

24 Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's Registration Statement (33-20827) filed on December 8, 1997.

25 Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement (33-20827) filed on April 10, 1998.

26 Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant's Registration Statement (33-20827) filed on June 25, 1998.

27 Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant's Registration Statement (33-20827) filed on August 25, 1998.

28 Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement (33-20827) filed on September 15, 1998.

29 Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement (33-20827) filed on October 29, 1998.

30 Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant's Registration Statement (33-20827) filed on November 12, 1998.

31 Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant's Registration Statement (33-20827) filed on December 14, 1998.

32 Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant's Registration Statement (33-20827) filed on May 19, 1999.

33 Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant's Registration Statement (33-20827) filed on July 2, 1999.

34 Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

35 Incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant's Registration Statement (33-20827) filed on September 30, 1999.

36 Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant's Registration Statement (33-20827) filed on December 1, 1999.

37 Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant's Registration Statement (33-20827) filed on December 29, 2000.

38 Incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant's Registration Statement (33-20827) filed on March 15, 2001.

39 Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant's Registration Statement (33-20827) filed on December 4, 2001.

40 Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant's Registration Statement (33-20827) filed on December 4, 2001.

41 Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant's Registration Statement (33-20827) filed on December 4, 2001.

42 Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement (33-20827) filed on May 15, 2002.

43 Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement (33-20827) filed on May 16, 2002.

44 Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant's Registration Statement (33-20827) filed on September 18, 2002.

45 Incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant's Registration Statement (33-20827) filed on November 1, 2002.


46 Incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant's Registration Statement (33-20827) filed on March 5, 2003.

47       A copy of such exhibit is filed electronically herewith.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-------           -------------------------------------------------------------

                  None.

ITEM 25.          INDEMNIFICATION
-------           ---------------

                  Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Sections 2 and 3 of the Assumption Agreements between PNC Bank, N.A. ("PNC") and Blackrock Institutional Management Corporation ("BIMC"), each dated April 29, 1998 and incorporated herein by reference to exhibits (d)(3), (d)(6) and (d)(9), provide for the indemnification of BIMC and PNC against certain losses.

Section 13 of the Investment Advisory Agreements between Registrant and Numeric Investors, L.P. ("Numeric"), dated April 24, 1996, April 24, 1996, April 24, 1996, and November 30, 1998 and incorporated herein by reference to exhibits
(d)(13), (d)(14), (d)(15) and (d)(22), provides for the indemnification of Numeric against certain losses.


Section 12 of the Investment Advisory Agreements between Registrant and Boston Partners Asset Management, L.P. ("Boston Partners"), each dated October 25, 2002 and incorporated herein by reference to exhibits (d)(16), (d)(17), (d)(20),
(d)(21) and (d)(28), provides for the indemnification of Boston Partners against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Bogle Investment Management, L.P. ("Bogle"), dated September 15, 1999 and incorporated herein by reference to exhibit (d)(24) provides for the indemnification of Bogle against certain losses.

Section 12 of the Investment Advisory Agreement between Registrant and Baker 500 Corporation ("Baker") incorporated herein by reference to exhibit (d)(30) provides for the indemnification of Baker against certain losses.


Section 12 of the Forms of Investment Advisory Agreements between Registrant and WesCorp Investment Services, LLC filed herewith as exhibits (d)(31) and (d)(32) provides for the indemnification of WesCorp Investment Services, LLC against certain losses.


Section 9 of the Distribution Agreement between Registrant and PFPC Distributors, Inc. ("PFPC"), dated January 2, 2001 and incorporated herein by reference to exhibit (e)(1) provides for the indemnification of PFPC Distributors against certain losses.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
-------           ----------------------------------------------------

                  The information required by this Item 26 with respect to each director and officer of BlackRock Institutional Management Corporation ("BIMC") is incorporated by reference to Schedules A and D of Form ADV filed by BIMC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-13304).

                  The information required by this Item 26 with respect to each director and officer of Numeric Investors, L. P. ("Numeric") is incorporated by reference to Schedules A and D of Form ADV filed by Numeric with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 801-35649).

                  The information required by this Item 26 with respect to each director and officer of Bogle Investment Management, L. P. ("Bogle") is incorporated by reference to Schedules A and D of Form ADV filed by Bogle with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56815).

                  The information required by this Item 26 with respect to each director and officer of Boston Partners Asset Management, L.P. ("Boston Partners") is incorporated by reference to Schedules A and D of Form ADV filed by Boston Partners with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-49059).

                  The information required by this Item 26 with respect to each director and officer of Schneider Capital Management Company ("Schneider") is incorporated by reference to Schedules A and D of Form ADV filed by Schneider with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55439).

                  L. Edward Baker, Baker 500 Corporation's founder and investment adviser, is the founder and Chief Manager of Baker 500, LLC and a Managing Member of Baker Capital LLC. Baker 500 Corporation, Baker 500, LLC, and Baker Capital LLC are affiliated entities and located at 601 Carlson Parkway, Suite 1050, Minnetonka, MN 55305.


                  The information required by this Item 26 with respect to each director and officer of WesCorp Investment Services, LLC is incorporated by reference to Schedules A and D of Form ADV filed by WesCorp Investment Services, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60472).



ITEM 27.          PRINCIPAL UNDERWRITER
--------          ---------------------


         (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of March 13, 2003:

                           AB Funds Trust
                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc.
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust
                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           Matthews International Funds
                           Metropolitan West Funds
                           New Covenant Funds

                           Pictet Funds
                           RS Investment Trust
                           Smith Graham Institutional Funds
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Wilshire Target Funds, Inc.
                           WPG Large Cap Fund
                           WPG Tudor Fund
                           WT Investment Trust


         Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

         Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust


         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located 760 Moore Road, King of Prussia, Pennsylvania 19406.


         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Steven Turowski          -    Chairman, Chief Executive Officer,
                                       Director and President
         Brian Burns              -    Director
         Michael Denofrio         -    Director
         Susan Keller             -    Director
         Rita G. Adler            -    Chief Compliance Officer
         Christine A. Ritch       -    Chief Legal Officer
         Salvatore Faia           -    Secretary and Clerk
         Christopher S. Conner    -    Assistant Secretary and Assistant Clerk
         Bradley A. Stearns       -    Assistant Secretary and Assistant Clerk
         John L. Wilson           -    Assistant Secretary and Assistant Clerk
         John Coary               -    Treasurer
         Douglas D. Castagna      -    Controller and Assistant Treasurer
         Bruno DiStefano          -    Vice President
         Elizabeth T. Holtsbery   -    Vice President

         Susan K. Moscaritolo     -    Vice President
         Thomas Rodman            -    Vice President

         (c)  Not applicable.

Item 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (1) PFPC Trust Company (assignee under custodian agreement), 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153 (records relating to its functions as sub-adviser and custodian).

                  (2) PFPC Distributors, Inc., 760 Moore Road, Valley Forge, Pennsylvania 19406 (records relating to its functions as distributor).

                  (3) BlackRock Institutional Management Corporation, Bellevue Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

                  (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

                  (5) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

                  (6) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

                  (7) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

                  (8) Schneider Capital Management Co., 460 East Swedesford Road, Suite 1080, Wayne, Pennsylvania 19087 (records relating to its function as investment adviser).

                  (9) Bogle Investment Management, L.P., 57 River Street, Suite 206, Wellesley, Massachusetts 02481 (records relating to its function as investment adviser).

                  (10) Bear Stearns & Co. Inc., Funds Management Department, 383 Madison Avenue, New York, NY 10179 (records relating to its function as co-administrator for investment portfolios advised by Numeric Investors L.P.)

                  (11) Baker 500 Corporation, 601 Carlson Parkway, Suite 1050, Minnetonka, MN 55305 (records relating to its function as investment adviser).

                  (12) WesCorp Investment Services, LLC, 924 Overland Court, San Dimas, CA 91773 (records relating to its function as investment adviser).

Item 29.          MANAGEMENT SERVICES

                  None.

Item 30.          UNDERTAKINGS

                           (a) Registrant hereby undertakes to hold a meeting of
                  shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

                           (b) Registrant hereby undertakes to furnish each
                  person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 83 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 8th day of April, 2003.



                               THE RBB FUND, INC.


                               By:   /S/ EDWARD J. ROACH
                                     ------------------------------------------
                                      Edward J. Roach
                                      President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                SIGNATURE                            TITLE                              DATE
                ---------                            -----                              ----


/S/ EDWARD J. ROACH                        President (Principal Executive           April 8, 2003
--------------------                     Officer) and Treasurer (Principal
Edward J. Roach                          Financial and Accounting Officer)


*J. RICHARD CARNALL                                  Director                       April 8, 2003
-------------------
J. Richard Carnall

*FRANCIS J. MCKAY                                    Director                       April 8, 2003
----------------
Francis J. McKay

*MARVIN E. STERNBERG                                 Director                       April 8, 2003
--------------------
Marvin E. Sternberg

*JULIAN A. BRODSKY                                   Director                       April 8, 2003
------------------
Julian A. Brodsky

*ARNOLD M. REICHMAN                                  Director                       April 8, 2003
-------------------
Arnold M. Reichman

*ROBERT SABLOWSKY                                    Director                       April 8, 2003
-----------------
Robert Sablowsky

*By: /S/ EDWARD J. ROACH                                                            April 8, 2003
     -------------------
     Edward J. Roach
     Attorney-in-Fact

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Francis
J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ FRANCIS J. MCKAY
         --------------------
         Francis J. McKay

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Marvin
E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ MARVIN E. STERNBERG
         -----------------------
         Marvin E. Sternberg

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ JULIAN BRODSKY
         ------------------
         Julian Brodsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ ARNOLD REICHMAN
         -------------------
         Arnold Reichman

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   November  9, 2000


         /S/ ROBERT SABLOWSKY
         --------------------
         Robert Sablowsky

                               THE RBB FUND, INC.
                                 (the "Company")


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:   September  10, 2002


         /S/ J. RICHARD CARNALL
         ----------------------
         J. Richard Carnall

                                  EXHIBIT INDEX
                                  -------------

         EXHIBIT NO.       EXHIBIT
         -----------       -------

         (a)(36)           Form of Articles Supplementary.

         (d)(16) Investment Advisory Agreement (Boston Partners Large Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P.

         (d)(17) Investment Advisory Agreement (Boston Partners Mid Cap Value Fund) between Registrant and Boston Partners Asset Management, L.P.

         (d)(20) Investment Advisory Agreement (Boston Partners Small Cap Value Fund II) between Registrant and Boston Partners Asset Management, L.P.

         (d)(21) Investment Advisory Agreement (Boston Partners Long/Short Equity Fund) between Registrant and Boston Partners Asset Management, L.P.

         (d)(28) Investment Advisory Agreement (Boston Partners All-Cap Value Fund) between Registrant and Boston Partners Asset Management, L. P.

         (d)(32) Form of Investment Advisory Agreement between Registrant and WesCorp Investment Services, LLC for the CU Members' Liquidity Fund.

         (e)(10) Form of Distribution Agreement Supplement between Registrant and PFPC Distributors, Inc. (CU Members' Liquidity Fund).

         (g)(20) Form of Custodian Agreement Supplement between Registrant and PFPC Trust Company (CU Members' Liquidity Fund).

         (h)(74) Form of Administration and Accounting Services Agreement between Registrant and PFPC Inc. for the CU Members' Liquidity Fund.

         (h)(75) Form of Administrative Services Agreement Supplement between Registrant and PFPC Distributors, Inc. for the CU Members' Liquidity Fund.

         (h)(76) Form of Transfer Agency Agreement Supplement between Registrant and PFPC Inc. for the CU Members' Liquidity Fund.

         (h)(77) Amended and Restated Non-12b-1 Shareholder Services Plan for the CU Members' Liquidity Fund.

         (i)               Opinion of Drinker Biddle & Reath LLP.

         (j)               Consent of Drinker Biddle & Reath LLP.

         (l)(21) Form of Purchase Agreement between Registrant and WesCorp Investment Services, LLC (CU Members' Liquidity Fund).

         (m)(47) Plan of Distribution pursuant to Rule 12b-1 (CU Members' Liquidity Fund).